UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

    52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACK ROCK®

LifePath® Active Portfolios of BlackRock Funds II

„   LifePath® Active 2015 Portfolio

„   LifePath® Active 2020 Portfolio

„   LifePath® Active 2025 Portfolio

„   LifePath® Active 2030 Portfolio

„   LifePath® Active 2035 Portfolio

„   LifePath® Active 2040 Portfolio

„   LifePath® Active 2045 Portfolio

„   LifePath® Active 2050 Portfolio

„   LifePath® Active 2055 Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2013	LifePath Active Portfolios

Investment Objective

The LifePath® Active Portfolios’ (the “Funds”) investment objective seeks a balance between long-term capital appreciation and high current income consistent with their current asset allocation.

Portfolio Management Commentary

•

On November 27, 2012, the Funds changed their name from “BlackRock Lifecycle Prepared Portfolios” to “LifePath® Active Portfolios.” Along with the name change, the Funds’ custom benchmarks were restructured to represent the addition of real estate, commodities and US Treasury inflation-protected securities (“TIPS”) as asset classes in which the Funds invest. These added exposures were offset by a corresponding reduction in the equity weighting of each custom benchmark. The primary benchmark of the Fund with a target date of 2015 changed from the S&P 500® Index to the Barclays US Aggregate Bond Index, while the primary benchmark of the Funds with target dates of 2020 through 2050 changed from the S&P 500® Index to the Russell 1000® Index. In addition, each Fund’s Institutional Shares were re-designated as Class K Shares.

How did the Funds perform?

•

For the six-month period ended April 30, 2013, the Fund with a target date of 2015 outperformed its custom benchmark and the Barclays US Aggregate Bond Index. The Fund with a target date of 2020 outperformed its custom benchmark. The Investor A and Class K Shares of the Fund with a 2025 target date outperformed the Fund’s custom benchmark, while the Class R Shares underperformed. The Funds with target dates from 2030 to 2050 underperformed their respective custom benchmarks. The Funds with target dates of 2020 through 2050 underperformed the Russell 1000® Index. All of the Funds (target dates 2015 through 2050) underperformed the former primary benchmark, the S&P 500® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•	From a broad asset allocation perspective, an overweight to equities had a positive impact on the Funds’ performance as risk assets rallied sharply during the period.

•

Within equities, an overweight to US stocks contributed positively to returns. Within US stocks, an overweight to financials proved beneficial as this sector significantly outperformed the broad US equity market for the period. With respect to fixed income, the Funds benefited from their investment in Master Total Return Portfolio (“Total Return”). An overweight to spread sectors drove Total Return’s outperformance versus its benchmark, the Barclays US Aggregate Bond Index. Strong returns came from exposure to securitized assets, including commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and non-agency residential mortgage-backed securities (“MBS”). Also having a positive impact within the Funds’ fixed income allocation was an out-of-benchmark allocation to BlackRock High Yield Bond Portfolio (“High Yield Bond Portfolio”). High yield as an asset class outperformed broader fixed income markets during the period due to strong demand from investors seeking yield in the low interest rate environment.

•	Although the Funds’ overweight to equity contributed positively to overall results, the Funds’ investments within this asset class detracted from relative performance. Most notably, BlackRock Capital Appreciation Fund, Inc., BlackRock Equity Dividend Fund, Master Basic Value LLC and Master Large Cap Growth Portfolio underperformed their respective benchmarks and the broader equity market during the period. Additionally, the Funds’ overweight to German equities had a negative impact on results. An underweight to real estate also hindered the Funds’ returns.

Describe recent portfolio activity.

•

As discussed above, the Funds’ custom benchmarks were restructured during the period. Accordingly, the Funds were reallocated to reflect the composition of their new respective custom benchmarks. These portfolio changes included a reduction in each Fund’s equity weighting and the addition of real estate, commodities and US TIPS exposures.

•

Within equities, the Funds broadly reduced exposure to emerging markets given their ongoing underperformance relative to developed markets and signs of weaker economic growth in the larger developing countries, most notably China and Brazil. This reduced allocation was offset with increased exposure to US equities broadly and a targeted emerging market position in Mexican equities. Within US equities, the Fund reduced its positioning in the industrials sector in favor of broad US equity market exposure. Although industrial stocks were strong performers in the latter half of 2012 and early 2013, recent disappointments in economic data, primarily from Europe and the emerging markets, point to a more challenging environment for industrials in the near-term.

•

The Funds continued to maintain exposure to core fixed income through their investment in Total Return. During the period, Total Return decreased exposure to US TIPS and investment grade credit, and added slightly to high yield debt with an emphasis on floating rate bank loans. Total Return also slightly increased its allocation to emerging market debt. Within securitized sectors, Total Return increased exposure to ABS, primarily in the form of new-issue subprime auto securities and student loans, as well as CMBS, non-agency residential MBS and collateralized loan obligations. Additionally, the Funds maintained an out-of-benchmark allocation to the High Yield Bond Portfolio.

Describe Funds positioning at period end.

•

At period end, each Fund was positioned with an overweight in equity relative to its respective blended benchmark, and underweights in fixed income, including US TIPS, as well as commodities and real estate, while maintaining a small non-benchmark allocation to cash and cash equivalents. The Funds’ equity allocation was overweight in US stocks versus international developed markets given the continuation of long-term solvency problems in Europe and a somber outlook for economic growth in the region. Within fixed income, each Fund held an allocation to high yield debt, which is not represented in the blended benchmark; therefore, each Fund was underweight in core fixed income relative to its blended benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active Portfolios

Glidepath Evolution

Under normal circumstances, the asset allocation of each LifePath Active Portfolio (the “LifePath Active Portfolio” or “each LifePath Active Portfolio”) will change over time according to a “glidepath” as each of the LifePath Active Portfolios approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath Active Portfolio’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Active Portfolio, which may be a primary source of income after retirement. As each LifePath Active Portfolio approaches its target date, its asset allocation will shift so that each LifePath Active Portfolio invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Active Portfolio, and determine whether any changes are required to enable each LifePath Active Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath Active Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Active Portfolio. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath Active Portfolio or achieve each LifePath Active Portfolio’s investment objective.

BLACKROCK FUNDS II	APRIL 30, 2013	5

LifePath Active 2015 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2015. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2015 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.93%	9.75%	N/A	4.90%	N/A	4.76%	N/A
Investor A	6.78	9.45	3.75%	4.63	3.50%	4.47	3.55%
Class K	7.04	9.91	N/A	5.01	N/A	4.87	N/A
Class R	6.71	9.18	N/A	4.32	N/A	4.16	N/A
Barclays US Aggregate Bond Index	0.90	3.68	N/A	5.72	N/A	5.94	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2015 Custom Benchmark	5.94	8.51	N/A	4.86	N/A	4.10	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2020 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	8.02%	10.58%	N/A	4.84%	N/A	4.52%	N/A
Investor A	7.88	10.19	4.40%	4.52	3.40%	4.21	3.29%
Class K	8.04	10.65	N/A	4.94	N/A	4.62	N/A
Class R	7.72	9.94	N/A	4.20	N/A	3.91	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2020 Custom Benchmark	7.36	9.93	N/A	4.83	N/A	3.94	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2013	7

LifePath Active 2025 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	8.66%	10.79%	N/A	4.35%	N/A	4.11%	N/A
Investor A	8.46	10.43	4.62%	4.01	2.90%	3.80	2.88%
Class K	8.67	10.86	N/A	4.45	N/A	4.20	N/A
Class R	8.37	10.24	N/A	3.74	N/A	3.51	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2025 Custom Benchmark	8.55	11.07	N/A	4.57	N/A	3.54	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2030 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.48%	10.98%	N/A	3.87%	N/A	3.61%	N/A
Investor A	9.25	10.48	4.69%	3.51	2.40%	3.26	2.34%
Class K	9.50	11.05	N/A	3.97	N/A	3.71	N/A
Class R	9.17	10.29	N/A	3.24	N/A	2.98	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2030 Custom Benchmark	9.60	12.04	N/A	4.01	N/A	2.67	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2013	9

LifePath Active 2035 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	—	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013

		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.99%	10.59%	N/A	3.36%	N/A	2.95%	N/A
Investor A	9.92	10.25	4.47%	3.05	1.94%	2.63	1.72%
Class K	10.01	10.67	N/A	3.46	N/A	3.04	N/A
Class R	9.64	9.86	N/A	2.71	N/A	2.31	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2035 Custom Benchmark	10.56	12.81	N/A	4.03	N/A	2.55	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2040 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index	Barclays TIPS Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.62%	10.79%	N/A	3.49%	N/A	3.28%	N/A
Investor A	10.49	10.49	4.65%	3.09	1.98%	2.90	1.99%
Class K	10.64	10.86	N/A	3.59	N/A	3.37	N/A
Class R	10.32	10.21	N/A	2.85	N/A	2.65	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2040 Custom Benchmark	11.42	13.67	N/A	4.21	N/A	2.73	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2013	11

LifePath Active 2045 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	11.26%	12.17%	N/A	3.77%	N/A	3.54%	N/A
Investor A	11.11	11.76	5.93%	3.33	2.22%	3.12	2.21%
Class K	11.27	12.25	N/A	3.87	N/A	3.64	N/A
Class R	10.96	11.51	N/A	3.07	N/A	2.86	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2045 Custom Benchmark	12.23	14.50	N/A	4.36	N/A	2.86	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2050 Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index. The Fund now uses this index as its benchmark rather than the S&P 500® Index, because Fund management believes it is a more appropriate primary broad-based benchmark considering the Fund’s position on the glide path.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]

The Fund compares its performance to that of a customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructure on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

Period	Barclays US Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-US IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Dow Jones UBS Commodity Index
4/20/07 to 1/03/08	—	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%

See “About Fund Performance” on page 19 for descriptions of the indexes.

[6]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2013
		Average Annual Total Returns[7]
		1 Year		5 Years		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	11.72%	12.14%	N/A	3.28%	N/A	2.75%	N/A
Investor A	11.53	11.65	5.76%	2.90	1.78%	2.37	1.46%
Class K	11.74	12.22	N/A	3.38	N/A	2.85	N/A
Class R	11.46	11.46	N/A	2.64	N/A	2.12	N/A
Russell 1000® Index	15.05	17.17	N/A	5.49	N/A	3.68	N/A
S&P 500® Index	14.42	16.89	N/A	5.21	N/A	3.46	N/A
2050 Custom Benchmark	12.98	15.27	N/A	4.50	N/A	2.97	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 19 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2013	13

LifePath Active 2015 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	55%
Equity Funds	43
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	48%
Master Basic Value LLC	6
Master Large Cap Growth Portfolio	6
BlackRock Equity Dividend Fund, Institutional Class	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	4
iShares Russell 2000 Index Fund	4
iShares Dow Jones U.S. Financial Sector Index Fund	4
BlackRock Long-Horizon Equity Fund, Institutional Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares MSCI Germany Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	1
BlackRock International Opportunities Portfolio, Institutional Class	1
BlackRock International Fund, Institutional Class	1
iShares Dow Jones U.S. Industrial Sector Index Fund	1
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1
iShares Dow Jones U.S. Real Estate Index Fund	1

LifePath Active 2020 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	53%
Fixed Income Funds	44
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	38%
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
Master Basic Value LLC	6
Master Large Cap Growth Portfolio	6
iShares Dow Jones U.S. Financial Sector Index Fund	5
BlackRock Long-Horizon Equity Fund, Institutional Class	4
iShares Russell 2000 Index Fund	3
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
BlackRock International Opportunities Portfolio, Institutional Class	2
BlackRock International Fund, Institutional Class	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares MSCI Germany Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
iShares Dow Jones U.S. Real Estate Index Fund	1
iShares Dow Jones U.S. Industrial Sector Index Fund	1
BlackRock Emerging Markets Fund, Inc., Institutional Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2025 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	61%
Fixed Income Funds	36
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	32%
Master Basic Value LLC	9
Master Large Cap Growth Portfolio	9
BlackRock Equity Dividend Fund, Institutional Class	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Long-Horizon Equity Fund, Institutional Class	5
iShares Dow Jones U.S. Financial Sector Index Fund	4
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares Russell 2000 Index Fund	3
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2
BlackRock International Opportunities Portfolio, Institutional Class	2
BlackRock International Fund, Institutional Class	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares Dow Jones U.S. Real Estate Index Fund	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares MSCI Germany Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	1
BlackRock Emerging Markets Fund, Inc., Institutional Class	1
iShares Dow Jones U.S. Industrial Sector Index Fund	1

LifePath Active 2030 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	69%
Fixed Income Funds	29
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	25%
BlackRock Equity Dividend Fund, Institutional Class	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9
Master Basic Value LLC	9
Master Large Cap Growth Portfolio	9
BlackRock Long-Horizon Equity Fund, Institutional Class	6
iShares Dow Jones U.S. Financial Sector Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares Russell 2000 Index Fund	3
iShares Dow Jones U.S. Real Estate Index Fund	3
BlackRock Liquidity Funds, TempFund, Institutional Class	2
BlackRock International Opportunities Portfolio, Institutional Class	2
BlackRock International Fund, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares MSCI Germany Index Fund	2
BlackRock Emerging Markets Fund, Inc., Institutional Class	2
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	2
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares Dow Jones U.S. Industrial Sector Index Fund	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2013	15

LifePath Active 2035 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	74%
Fixed Income Funds	23
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	20%
Master Basic Value LLC	10
BlackRock Equity Dividend Fund, Institutional Class	10
Master Large Cap Growth Portfolio	10
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
BlackRock Long-Horizon Equity Fund, Institutional Class	6
iShares Dow Jones U.S. Financial Sector Index Fund	4
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
BlackRock International Opportunities Portfolio, Institutional Class	3
BlackRock International Fund, Institutional Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares Dow Jones U.S. Real Estate Index Fund	3
iShares Russell 2000 Index Fund	2
BlackRock Emerging Markets Fund, Inc., Institutional Class	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares MSCI Germany Index Fund	2
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1
iShares Dow Jones U.S. Industrial Sector Index Fund	1

LifePath Active 2040 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	81%
Fixed Income Funds	17
Short-Term Securities	2

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	14%
Master Large Cap Growth Portfolio	11
Master Basic Value LLC	11
BlackRock Equity Dividend Fund, Institutional Class	11
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11
BlackRock Long-Horizon Equity Fund, Institutional Class	7
iShares Dow Jones U.S. Financial Sector Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Dow Jones U.S. Real Estate Index Fund	4
BlackRock International Opportunities Portfolio, Institutional Class	3
BlackRock International Fund, Institutional Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	2
BlackRock Emerging Markets Fund, Inc., Institutional Class	2
iShares Russell 2000 Index Fund	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares MSCI Germany Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares Dow Jones U.S. Industrial Sector Index Fund	1
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2013

LifePath Active 2045 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	86%
Fixed Income Funds	11
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

BlackRock Equity Dividend Fund, Institutional Class	12%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12
Master Large Cap Growth Portfolio	12
Master Basic Value LLC	12
Master Total Return Portfolio	10
BlackRock Long-Horizon Equity Fund, Institutional Class	7
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Dow Jones U.S. Financial Sector Index Fund	4
iShares Dow Jones U.S. Real Estate Index Fund	4
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock International Fund, Institutional Class	3
BlackRock Emerging Markets Fund, Inc., Institutional Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares Russell 2000 Index Fund	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares MSCI Germany Index Fund	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1
iShares Dow Jones U.S. Industrial Sector Index Fund	1

LifePath Active 2050 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	91%
Fixed Income Funds	6
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Large Cap Growth Portfolio	13%
Master Basic Value LLC	13
BlackRock Equity Dividend Fund, Institutional Class	12
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12
BlackRock Long-Horizon Equity Fund, Institutional Class	8
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
BlackRock International Fund, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	5
Master Total Return Portfolio	4
iShares Dow Jones U.S. Real Estate Index Fund	4
iShares Dow Jones U.S. Financial Sector Index Fund	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares Russell 2000 Index Fund	2
BlackRock Commodity Strategies Fund, Institutional Class	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2
iShares MSCI Germany Index Fund	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2013	17

LifePath Active 2055 Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	97%
Short-Term Securities	3

Portfolio Holdings	Percent of Affiliated Investment Companies

Master Basic Value LLC	14%
Master Large Cap Growth Portfolio	14
BlackRock Equity Dividend Fund, Institutional Class	13
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
BlackRock Long-Horizon Equity Fund, Institutional Class	8
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6
iShares Dow Jones U.S. Real Estate Index Fund	5
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock International Fund, Institutional Class	5
iShares Dow Jones U.S. Financial Sector Index Fund	4
BlackRock Emerging Markets Fund, Inc., Institutional Class	3
BlackRock Liquidity Funds, TempFund, Institutional Class	3
BlackRock Commodity Strategies Fund, Institutional Class	2
iShares MSCI Mexico Capped Investable Market Index Fund	2
iShares Russell 2000 Index Fund	2
iShares MSCI Germany Index Fund	1

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

18	BLACKROCK FUNDS II	APRIL 30, 2013

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 2 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays US Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPS Index.

The Barclays US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest US companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest US companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Dow Jones-UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities. The Dow Jones-UBS Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

BLACKROCK FUNDS II	APRIL 30, 2013	19

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

20	BLACKROCK FUNDS II	APRIL 30, 2013

Expense Examples
	Actual				Hypothetical[1]
	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[2]		Annualized Expense Ratio
LifePath Active 2015 Portfolio
Institutional	$1,000.00	$1,069.40	$1.22		$1,000.00	$1,019.91	$1.19		0.28%
Investor A	$1,000.00	$1,067.80	$2.49		$1,000.00	$1,018.69	$2.43		0.57%
Class K	$1,000.00	$1,070.40	$0.92		$1,000.00	$1,020.21	$0.89		0.21%
Class R	$1,000.00	$1,067.10	$3.53		$1,000.00	$1,017.68	$3.45		0.81%
LifePath Active 2020 Portfolio
Institutional	$1,000.00	$1,080.30	$1.27		$1,000.00	$1,019.87	$1.24		0.29%
Investor A	$1,000.00	$1,078.80	$2.41		$1,000.00	$1,018.78	$2.34		0.55%
Class K	$1,000.00	$1,080.40	$0.83		$1,000.00	$1,020.29	$0.81		0.19%
Class R	$1,000.00	$1,077.20	$3.46		$1,000.00	$1,017.76	$3.36		0.79%
LifePath Active 2025 Portfolio
Institutional	$1,000.00	$1,087.70	$1.23		$1,000.00	$1,019.91	$1.19		0.28%
Investor A	$1,000.00	$1,084.60	$2.42		$1,000.00	$1,018.78	$2.34		0.55%
Class K	$1,000.00	$1,086.70	$0.84		$1,000.00	$1,020.29	$0.81		0.19%
Class R	$1,000.00	$1,083.70	$3.43		$1,000.00	$1,017.80	$3.32		0.78%
LifePath Active 2030 Portfolio
Institutional	$1,000.00	$1,096.00	$1.19		$1,000.00	$1,019.96	$1.15		0.27%
Investor A	$1,000.00	$1,092.50	$2.34		$1,000.00	$1,018.86	$2.26		0.53%
Class K	$1,000.00	$1,095.00	$0.80		$1,000.00	$1,020.34	$0.77		0.18%
Class R	$1,000.00	$1,091.70	$3.40		$1,000.00	$1,017.85	$3.28		0.77%
LifePath Active 2035 Portfolio
Institutional	$1,000.00	$1,102.10	$1.06		$1,000.00	$1,020.08	$1.02		0.24%
Investor A	$1,000.00	$1,099.20	$2.30		$1,000.00	$1,018.90	$2.21		0.52%
Class K	$1,000.00	$1,100.10	$0.66		$1,000.00	$1,020.46	$0.64		0.15%
Class R	$1,000.00	$1,096.40	$3.36		$1,000.00	$1,017.89	$3.24		0.76%
LifePath Active 2040 Portfolio
Institutional	$1,000.00	$1,108.50	$0.98		$1,000.00	$1,020.17	$0.94		0.22%
Investor A	$1,000.00	$1,104.90	$2.26		$1,000.00	$1,018.94	$2.17		0.51%
Class K	$1,000.00	$1,106.40	$0.62		$1,000.00	$1,020.51	$0.60		0.14%
Class R	$1,000.00	$1,103.20	$3.33		$1,000.00	$1,017.93	$3.19		0.75%
LifePath Active 2045 Portfolio
Institutional	$1,000.00	$1,114.80	$0.98		$1,000.00	$1,020.17	$0.94		0.22%
Investor A	$1,000.00	$1,111.10	$2.23		$1,000.00	$1,018.99	$2.13		0.50%
Class K	$1,000.00	$1,112.70	$0.58		$1,000.00	$1,020.55	$0.55		0.13%
Class R	$1,000.00	$1,109.60	$3.29		$1,000.00	$1,017.97	$3.15		0.74%
LifePath Active 2050 Portfolio
Institutional	$1,000.00	$1,119.70	$0.89		$1,000.00	$1,020.25	$0.85		0.20%
Investor A	$1,000.00	$1,115.30	$2.19		$1,000.00	$1,019.03	$2.09		0.49%
Class K	$1,000.00	$1,117.40	$0.54		$1,000.00	$1,020.59	$0.51		0.12%
Class R	$1,000.00	$1,114.60	$3.26		$1,000.00	$1,018.02	$3.11		0.73%
LifePath Active 2055 Portfolio
Institutional	$1,000.00	$1,047.00	$0.38	[3]	$1,000.00	$1,007.99	$0.37	[3]	0.22%
Investor A	$1,000.00	$1,046.00	$0.80	[3]	$1,000.00	$1,007.57	$0.79	[3]	0.47%
Class K	$1,000.00	$1,047.00	$0.21	[3]	$1,000.00	$1,008.16	$0.20	[3]	0.12%
Class R	$1,000.00	$1,046.00	$1.21	[3]	$1,000.00	$1,007.17	$1.19	[3]	0.71%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period shown) for Investor A, Class K and Class R Shares; and multiplied by 154/365 (to reflect the period shown) for Institutional Shares. Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[3]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period from February 28, 2013, the commencement of operations, to April 30, 2013). Because the Fund invests in Master Portfolios, the expense example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 20 for further information on how expenses were calculated.

BLACKROCK FUNDS II	APRIL 30, 2013	21

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2015 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 42.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$36,819	$977,173
BlackRock Commodity Strategies Fund, Institutional Class	28,312	270,948
BlackRock Emerging Markets Fund, Inc., Institutional Class	2,522	51,557
BlackRock Equity Dividend Fund, Institutional Class	45,532	997,150
BlackRock International Fund, Institutional Class	16,985	236,256
BlackRock International Opportunities Portfolio, Institutional Class	6,427	240,482
BlackRock Long-Horizon Equity Fund, Institutional Class	44,525	606,431
iShares Dow Jones U.S. Financial Sector Index Fund	10,221	710,564
iShares Dow Jones U.S. Industrial Sector Index Fund	1,553	125,933
iShares Dow Jones U.S. Real Estate Index Fund	1,391	102,183
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,343	122,621
iShares MSCI Germany Index Fund	13,256	337,630
iShares MSCI Mexico Capped Investable Market Index Fund	4,682	338,743
iShares Russell 2000 Index Fund	7,786	732,974
Master Basic Value LLC	1,140,729	1,140,729
Master Large Cap Growth Portfolio	1,116,008	1,116,008

		8,107,382

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 55.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	$71,383	$594,624
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	68,179	809,289
Master Total Return Portfolio	9,023,629	9,023,629

		10,427,542

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	438,078	438,078
Total Affiliated Investment Companies (Cost — $17,589,637) — 100.0%		18,973,002
Other Assets Less Liabilities — 0.0%		8,791

Net Assets — 100.0%		$18,981,793

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	47,700	20,553		31,434		36,819	$977,173	$4,349	$59,857
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	33,524		5,212		28,312	$270,948	$71	$156
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	53,533		51,011		2,522	$51,557	$14,490	$40,223
BlackRock Equity Dividend Fund, Institutional Class	81,533	23,408		59,409		45,532	$997,150	$8,445	$111,635
BlackRock High Yield Bond Portfolio, BlackRock Class	49,674	42,584		20,875		71,383	$594,624	$20,283	$8,082
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	68,179		—		68,179	$809,289	$1,791	$11,805
BlackRock International Fund, Institutional Class	42,955	222		26,192		16,985	$236,256	$2,853	$(4,453)
BlackRock International Opportunities Portfolio, Institutional Class	9,838	105		3,516		6,427	$240,482	$3,521	$15,573
BlackRock Liquidity Funds, TempFund, Institutional Class	396,469	41,609	[1]	—		438,078	$438,078	$211	—
BlackRock Long-Horizon Equity Fund, Institutional Class	58,740	5,172		19,387		44,525	$606,431	$21,539	$26,243
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,712	—		14,712		—	—	—	$56,647
iShares Dow Jones U.S. Financial Sector Index Fund	—	10,221		—		10,221	$710,564	$1,962	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	5,796		4,243		1,553	$125,933	$1,729	$30,567
iShares Dow Jones U.S. Real Estate Sector Index Fund	—	1,391		—		1,391	$102,183	$1,912	—
iShares Dow Jones U.S. Technology Sector Index Fund	3,845	—		3,845		—	—	$1,053	$4,154
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	3,343		—		3,343	$122,621	$4,258	—
iShares MSCI Emerging Markets Index Fund	11,003	—		11,003		—	—	—	$46,991
iShares MSCI Germany Index Fund	13,256	—		—		13,256	$337,630	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	4,682		—		4,682	$338,743	—	—
iShares Russell 2000 Index Fund	—	8,747		961		7,786	$732,974	$8,407	$11,165
Master Basic Value LLC	$642,714	$498,015	[1]	—		$1,140,729	$1,140,729	$9,702	$64,317
Master Large Cap Growth Portfolio	$1,043,733	$72,275	[1]	—		$1,116,008	$1,116,008	$8,161	$33,527
Master S&P 500 Stock Portfolio	$1,323,084	—		$1,323,084	[2]	—	—	$6,719	$1,562
Master Total Return Portfolio	$7,613,169	$1,410,460	[1]	—		$9,023,629	$9,023,629	$161,888	$116,431
Master Value Opportunities LLC	$371,260	—		$371,260	[2]	—	—	$657	$648

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2015 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,692,636	$11,280,366	—	$18,973,002

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	23

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2020 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 53.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$59,471	$1,578,371
BlackRock Commodity Strategies Fund, Institutional Class	40,205	384,758
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,805	200,410
BlackRock Equity Dividend Fund, Institutional Class	72,491	1,587,555
BlackRock International Fund, Institutional Class	33,646	468,022
BlackRock International Opportunities Portfolio, Institutional Class	12,701	475,288
BlackRock Long-Horizon Equity Fund, Institutional Class	73,784	1,004,932
iShares Dow Jones U.S. Financial Sector Index Fund	15,804	1,098,694
iShares Dow Jones U.S. Industrial Sector Index Fund	2,785	225,836
iShares Dow Jones U.S. Real Estate Index Fund	4,341	318,890
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,435	382,756
iShares MSCI Germany Index Fund	17,059	434,493
iShares MSCI Mexico Capped Investable Market Index Fund	6,104	441,624
iShares Russell 2000 Index Fund	8,540	803,956
Master Basic Value LLC	1,537,925	1,537,925

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$1,493,862	$1,493,862

		12,437,372

Fixed Income Funds — 44.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	88,603	738,066
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	64,365	764,011
Master Total Return Portfolio	8,822,740	8,822,740

		10,324,817

Short-Term Securities — 2.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	627,569	627,569
Total Affiliated Investment Companies (Cost — $21,214,181) — 100.0%		23,389,758
Liabilities in Excess of Other Assets — (0.0)%		(10,264)

Net Assets — 100.0%		$23,379,494

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,993	35,145		36,667		59,471	$1,578,371	$7,204	$61,284
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	40,205		—		40,205	$384,758	$85	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	8	80,746		70,949		9,805	$200,410	$21,857	$58,952
BlackRock Equity Dividend Fund, Institutional Class	108,657	39,992		76,158		72,491	$1,587,555	$14,838	$165,283
BlackRock High Yield Bond Portfolio, BlackRock Class	58,926	29,677		—		88,603	$738,066	$21,052	$2,618
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	64,365		—		64,365	$764,011	$1,697	$11,299
BlackRock International Fund, Institutional Class	54,452	4,597		25,403		33,646	$468,022	$4,944	$(4,319)
BlackRock International Opportunities Portfolio, Institutional Class	14,592	1,773		3,664		12,701	$475,288	$6,087	$15,819
BlackRock Latin America Fund, Inc, Institutional Class	1	—		1		—	—	—	$(3)
BlackRock Liquidity Funds, TempFund, Institutional Class	602,354	25,215	[1]	—		627,569	$627,569	$318	—
BlackRock Long-Horizon Equity Fund, Institutional Class	84,421	4,506		15,143		73,784	$1,004,932	$30,957	$36,572
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,703	—		20,703		—	—	—	$81,689
iShares Dow Jones U.S. Financial Sector Index Fund	—	15,804		—		15,804	$1,098,694	$3,034	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	8,317		5,532		2,785	$225,836	$2,481	$39,853
iShares Dow Jones U.S. Real Estate Sector Index Fund	—	4,341		—		4,341	$318,890	$5,968	—
iShares Dow Jones U.S. Technology Sector Index Fund	4,948	—		4,948		—	—	$1,356	$5,346
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	10,435		—		10,435	$382,756	$13,288	—
iShares MSCI Emerging Markets Index Fund	14,023	—		14,023		—	—	—	$59,889
iShares MSCI Germany Index Fund	17,059	—		—		17,059	$434,493	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	6,104		—		6,104	$441,624	—	—
iShares Russell 2000 Index Fund	—	9,292		752		8,540	$803,956	$9,007	$7,278
Master Basic Value LLC	$645,245	$892,680	[1]	—		$1,537,925	$1,537,925	$12,805	$91,369
Master Large Cap Growth Portfolio	$1,065,007	$428,855	[1]	—		$1,493,862	$1,493,862	$11,132	$48,091
Master S&P 500 Stock Portfolio	$1,671,234	—		$1,671,234	[2]	—	—	$8,262	$1,859
Master Total Return Portfolio	$7,898,916	$923,824	[1]	—		$8,822,740	$8,822,740	$165,154	$115,458
Master Value Opportunities LLC	$509,484	—		$509,484	[2]	—	—	$901	$890

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2020 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,535,231	$11,854,527	—	$23,389,758

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	25

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2025 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 60.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$68,771	$1,825,172
BlackRock Commodity Strategies Fund, Institutional Class	31,034	296,995
BlackRock Emerging Markets Fund, Inc., Institutional Class	13,078	267,324
BlackRock Equity Dividend Fund, Institutional Class	84,239	1,844,832
BlackRock International Fund, Institutional Class	33,540	466,536
BlackRock International Opportunities Portfolio, Institutional Class	12,641	473,033
BlackRock Long-Horizon Equity Fund, Institutional Class	73,327	998,719
iShares Dow Jones U.S. Financial Sector Index Fund	12,324	856,764
iShares Dow Jones U.S. Industrial Sector Index Fund	2,223	180,263
iShares Dow Jones U.S. Real Estate Index Fund	5,278	387,722
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	12,598	462,095
iShares MSCI Germany Index Fund	14,564	370,945
iShares MSCI Mexico Capped Investable Market Index Fund	5,214	377,233
iShares Russell 2000 Index Fund	6,411	603,532
Master Basic Value LLC	1,875,078	1,875,078
Master Large Cap Growth Portfolio	1,859,988	1,859,988

		13,146,231

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 36.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	$53,947	$449,380
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	41,639	494,258
Master Total Return Portfolio	6,911,739	6,911,739

		7,855,377

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	677,734	677,734
Total Affiliated Investment Companies (Cost — $19,834,985) — 99.8%		21,679,342
Other Assets Less Liabilities — 0.2%		32,828

Net Assets — 100.0%		$21,712,170

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,918	34,297		12,444		68,771	$1,825,172	$7,103	$(5,573)
BlackRock Commodity Strategies Fund, Inc., Institutional Class	—	31,034		—		31,034	$296,995	$65	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	80,030		66,952		13,078	$267,324	$19,712	$46,361
BlackRock Equity Dividend Fund, Institutional Class	86,897	35,808		38,466		84,239	$1,844,832	$15,753	$79,497
BlackRock High Yield Bond Portfolio, BlackRock Class	34,773	19,174		—		53,947	$449,380	$12,783	$1,594
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	41,639		—		41,639	$494,258	$1,083	$6,886
BlackRock International Fund, Institutional Class	38,785	438		5,683		33,540	$466,536	$5,633	$(966)
BlackRock International Opportunities Portfolio, Institutional Class	8,670	3,971		—		12,641	$473,033	$6,926	—
BlackRock Liquidity Funds, TempFund, Institutional Class	572,283	105,451	[1]	—		677,734	$677,734	$309	—
BlackRock Long-Horizon Equity Fund, Institutional Class	60,623	21,829		9,125		73,327	$998,719	$22,230	$22,311
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,782	—		14,782		—	—	—	$58,986
iShares Dow Jones U.S. Financial Sector Index Fund	—	12,324		—		12,324	$856,764	$2,366	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	6,948		4,725		2,223	$180,263	$2,072	$34,039
iShares Dow Jones U.S. Real Estate Sector Index Fund	—	5,278		—		5,278	$387,722	$7,073	—
iShares Dow Jones U.S. Technology Sector Index Fund	3,384	—		3,384		—	—	$927	$3,656
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	12,598		—		12,598	$462,095	$15,537	—
iShares MSCI Emerging Markets Index Fund	9,978	—		9,978		—	—	—	$42,614
iShares MSCI Germany Index Fund	11,668	2,896		—		14,564	$370,945	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	5,214		—		5,214	$377,233	—	—
iShares Russell 2000 Index Fund	—	6,411		—		6,411	$603,532	$6,351	—
Master Basic Value LLC	$636,814	$1,238,264	[1]	—		$1,875,078	$1,875,078	$13,158	$97,834
Master Large Cap Growth Portfolio	$980,098	$879,890	[1]	—		$1,859,988	$1,859,988	$11,199	$53,008
Master S&P 500 Stock Portfolio	$1,602,270	—		$1,602,270	[2]	—	—	$7,182	$1,404
Master Total Return Portfolio	$4,652,263	$2,259,476	[1]	—		$6,911,739	$6,911,739	$108,472	$80,512
Master Value Opportunities LLC	$365,741	—		$365,741	[2]	—	—	$647	$639

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2025 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,032,537	$10,646,805	—	$21,679,342

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	27

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2030 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 68.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$75,787	$2,011,382
BlackRock Commodity Strategies Fund, Institutional Class	36,954	353,654
BlackRock Emerging Markets Fund, Inc., Institutional Class	18,867	385,646
BlackRock Equity Dividend Fund, Institutional Class	92,422	2,024,034
BlackRock International Fund, Institutional Class	38,197	531,320
BlackRock International Opportunities Portfolio, Institutional Class	14,396	538,696
BlackRock Long-Horizon Equity Fund, Institutional Class	91,171	1,241,749
iShares Dow Jones U.S. Financial Sector Index Fund	14,968	1,040,575
iShares Dow Jones U.S. Industrial Sector Index Fund	2,844	230,620
iShares Dow Jones U.S. Real Estate Index Fund	7,412	544,486
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	19,491	714,930
iShares MSCI Germany Index Fund	15,969	406,730
iShares MSCI Mexico Capped Investable Market Index Fund	5,769	417,387
iShares Russell 2000 Index Fund	6,848	644,671
Master Basic Value LLC	1,999,502	1,999,502

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$1,980,921	$1,980,921

		15,066,303

Fixed Income Funds — 29.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	55,465	462,026
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32,079	380,776
Master Total Return Portfolio	5,537,637	5,537,637

		6,380,439

Short-Term Securities — 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	543,904	543,904
Total Affiliated Investment Companies (Cost — $19,729,481) — 100.2%		21,990,646
Liabilities in Excess of Other Assets — (0.2)%		(51,001)

Net Assets — 100.0%		$21,939,645

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	83,772	30,769		38,754		75,787	$2,011,382	$9,297	$118,627
BlackRock Commodity Strategies Fund, Institutional Class	—	36,954		—		36,954	$353,654	$78	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	107,629		88,762		18,867	$385,646	$26,408	$61,136
BlackRock Equity Dividend Fund, Institutional Class	126,239	36,515		70,332		92,422	$2,024,034	$18,759	$159,304
BlackRock High Yield Bond Portfolio, BlackRock Class	36,897	18,568		—		55,465	$462,026	$12,600	$1,454
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	32,079		—		32,079	$380,776	$869	$6,266
BlackRock International Fund, Institutional Class	68,772	499		31,074		38,197	$531,320	$6,416	$(5,587)
BlackRock International Opportunities Portfolio, Institutional Class	18,333	235		4,172		14,396	$538,696	$7,887	$13,140
BlackRock Liquidity Funds, TempFund, Institutional Class	392,896	151,008	[1]	—		543,904	$543,904	$294	—
BlackRock Long-Horizon Equity Fund, Institutional Class	110,434	14,008		33,271		91,171	$1,241,749	$40,495	$47,534
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	25,739	—		25,739		—	—	—	$92,792
iShares Dow Jones U.S. Financial Sector Index Fund	—	14,968		—		14,968	$1,040,575	$2,874	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	8,072		5,228		2,844	$230,620	$2,407	$37,663
iShares Dow Jones U.S. Real Estate Index Fund	—	7,762		350		7,412	$544,486	$10,466	$1,406
iShares Dow Jones U.S. Technology Sector Index Fund	4,632	—		4,632		—	—	$1,269	$5,004
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	20,524		1,033		19,491	$714,930	$23,915	$1,268
iShares MSCI Emerging Markets Index Fund	12,997	—		12,997		—	—	—	$55,507
iShares MSCI Germany Index Fund	15,969	—		—		15,969	$406,730	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	5,769		—		5,769	$417,387	—	—
iShares Russell 2000 Index Fund	—	6,848		—		6,848	$644,671	$6,784	—
Master Basic Value LLC	$857,508	$1,141,994	[1]	—		$1,999,502	$1,999,502	$16,503	$112,805
Master Large Cap Growth Portfolio	$1,353,789	$627,132	[1]	—		$1,980,921	$1,980,921	$14,092	$63,868
Master S&P 500 Stock Portfolio	$1,980,356	—		$1,980,356	[2]	—	—	$8,732	$1,661
Master Total Return Portfolio	$4,579,931	$957,706	[1]	—		$5,537,637	$5,537,637	$97,306	$70,466
Master Value Opportunities LLC	$632,589	—		$632,589	[2]	—	—	$1,118	$1,104

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2030 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,472,586	$9,518,060	—	$21,990,646

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	29

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2035 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 74.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$41,562	$1,103,053
BlackRock Commodity Strategies Fund, Institutional Class	18,701	178,966
BlackRock Emerging Markets Fund, Inc., Institutional Class	10,859	221,960
BlackRock Equity Dividend Fund, Institutional Class	51,435	1,126,417
BlackRock International Fund, Institutional Class	25,754	358,235
BlackRock International Opportunities Portfolio, Institutional Class	9,689	362,557
BlackRock Long-Horizon Equity Fund, Institutional Class	48,622	662,231
iShares Dow Jones U.S. Financial Sector Index Fund	6,655	462,656
iShares Dow Jones U.S. Industrial Sector Index Fund	1,099	89,118
iShares Dow Jones U.S. Real Estate Index Fund	4,215	309,634
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,767	394,934
iShares MSCI Germany Index Fund	7,015	178,672
iShares MSCI Mexico Capped Investable Market Index Fund	2,748	198,818
iShares Russell 2000 Index Fund	2,695	253,707
Master Basic Value LLC	1,138,141	1,138,141
Master Large Cap Growth Portfolio	1,122,365	1,122,365

		8,161,464

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 22.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	$23,221	$193,433
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	10,025	118,995
Master Total Return Portfolio	2,135,206	2,135,206

		2,447,634

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	333,063	333,063
Total Affiliated Investment Companies (Cost — $9,759,259) — 100.0%		10,942,161
Other Assets Less Liabilities — 0.0%		1,801

Net Assets — 100.0%		$10,943,962

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,959	22,024		25,421		41,562	$1,103,053	$4,461	$81,244
BlackRock Commodity Strategies Fund, Institutional Class	—	18,701		—		18,701	$178,966	$34	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	49,337		38,478		10,859	$221,960	$12,730	$26,897
BlackRock Equity Dividend Fund, Institutional Class	81,419	21,006		50,990		51,435	$1,126,417	$9,768	$133,974
BlackRock High Yield Bond Portfolio, BlackRock Class	24,633	8,368		9,780		23,221	$193,433	$5,631	$2,045
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	10,025		—		10,025	$118,995	$272	$1,958
BlackRock International Fund, Institutional Class	31,216	8,645		14,107		25,754	$358,235	$2,912	$(2,768)
BlackRock International Opportunities Portfolio, Institutional Class	9,688	3,243		3,242		9,689	$362,557	$3,590	$13,147
BlackRock Liquidity Funds, TempFund, Institutional Class	163,571	169,492	[1]	—		333,063	$333,063	$163	—
BlackRock Long-Horizon Equity Fund, Institutional Class	61,485	3,282		16,145		48,622	$662,231	$22,546	$48,574
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	13,934	—		13,934		—	—	—	$55,033
iShares Dow Jones U.S. Financial Sector Index Fund	—	6,655		—		6,655	$462,656	$1,278	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	3,589		2,490		1,099	$89,118	$1,071	$17,938
iShares Dow Jones U.S. Real Estate Index Fund	—	4,215		—		4,215	$309,634	$5,695	—
iShares Dow Jones U.S. Technology Sector Index Fund	2,034	—		2,034		—	—	$557	$2,198
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	10,767		—		10,767	$394,934	$12,694	—
iShares MSCI Emerging Markets Index Fund	5,959	—		5,959		—	—	—	$25,450
iShares MSCI Germany Index Fund	7,015	—		—		7,015	$178,672	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	2,748		—		2,748	$198,818	—	—
iShares Russell 2000 Index Fund	—	2,695		—		2,695	$253,707	$2,669	—
Master Basic Value LLC	$424,541	$713,600	[1]	—		$1,138,141	$1,138,141	$8,313	$60,655
Master Large Cap Growth Portfolio	$623,237	$499,128	[1]	—		$1,122,365	$1,122,365	$7,253	$34,207
Master S&P 500 Portfolio	$974,823	—		$974,823	[2]	—	—	$4,103	$718
Master Total Return Portfolio	$474,059	$1,661,147	[1]	—		$2,135,206	$2,135,206	$30,681	$24,557
Master Value Opportunities LLC	$344,735	—		$344,735	[2]	—	—	$610	$602

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2035 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,546,449	$4,395,712	—	$10,942,161

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	31

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2040 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	$56,667	$1,503,945
BlackRock Commodity Strategies Fund, Institutional Class	23,565	225,518
BlackRock Emerging Markets Fund, Inc., Institutional Class	16,613	339,564
BlackRock Equity Dividend Fund, Institutional Class	70,922	1,553,198
BlackRock International Fund, Institutional Class	33,403	464,630
BlackRock International Opportunities Portfolio, Institutional Class	12,600	471,506
BlackRock Long-Horizon Equity Fund, Institutional Class	68,162	928,361
iShares Dow Jones U.S. Financial Sector Index Fund	9,394	653,071
iShares Dow Jones U.S. Industrial Sector Index Fund	1,786	144,827
iShares Dow Jones U.S. Real Estate Index Fund	6,860	503,936
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	16,491	604,890
iShares MSCI Germany Index Fund	9,077	231,191
iShares MSCI Mexico Capped Investable Market Index Fund	3,619	261,835
iShares Russell 2000 Index Fund	3,510	330,431
Master Basic Value LLC	1,563,349	1,563,349

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$1,575,949	$1,575,949

		11,356,201

Fixed Income Funds — 16.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	29,386	244,787
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	8,666	102,866
Master Total Return Portfolio	2,017,585	2,017,585

		2,365,238

Short-Term Securities — 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	346,034	346,034
Total Affiliated Investment Companies (Cost — $12,340,970) — 99.9%		14,067,473
Other Assets Less Liabilities — 0.1%		13,821

Net Assets — 100.0%		$14,081,294

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	63,740	23,872		30,945		56,667	$1,503,945	$7,478	$37,153
BlackRock Commodity Strategy Fund, Institutional Class	—	23,565		—		23,565	$225,518	$50	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	74,040		57,427		16,613	$339,564	$20,040	$45,542
BlackRock Equity Dividend Fund, Institutional Class	100,606	25,864		55,548		70,922	$1,553,198	$14,761	$85,183
BlackRock High Yield Bond Portfolio, BlackRock Class	13,569	16,601		784		29,386	$244,787	$5,698	$360
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	—	8,666		—		8,666	$102,866	$235	$1,693
BlackRock International Fund, Institutional Class	39,264	14,838		20,699		33,403	$464,630	$5,610	$(4,039)
BlackRock International Opportunities Portfolio, Institutional Class	11,769	831		—		12,600	$471,506	$6,903	—
BlackRock Liquidity Funds, TempFund, Institutional Class	416,442	—		70,408	[2]	346,034	$346,034	$178	—
BlackRock Long-Horizon Equity Fund, Institutional Class	76,313	4,073		12,224		68,162	$928,361	$27,983	$48,048
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	17,362	—		17,362		—	—	—	$64,156
iShares Dow Jones U.S. Financial Sector Index Fund	—	9,394		—		9,394	$653,071	$1,804	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	5,066		3,280		1,786	$144,827	$1,511	$23,629
iShares Dow Jones U.S. Real Estate Index Fund	—	6,860		—		6,860	$503,936	$9,429	—
iShares Dow Jones U.S. Technology Sector Index Fund	2,632	—		2,632		—	—	$721	$2,844
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	16,491		—		16,491	$604,890	$21,000	—
iShares MSCI Emerging Markets Index Fund	7,588	—		7,588		—	—	—	$32,407
iShares MSCI Germany Index Fund	9,077	—		—		9,077	$231,191	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	3,619		—		3,619	$261,835	—	—
iShares Russell 2000 Index Fund	—	3,510		—		3,510	$330,431	$3,477	—
Master Basic Value LLC	$850,787	$712,562	[1]	—		$1,563,349	$1,563,349	$13,698	$91,331
Master Large Cap Growth Portfolio	$1,232,751	$343,198	[1]	—		$1,575,949	$1,575,949	$11,631	$50,884
Master S&P 500 Stock Portfolio	$1,541,461	—		$1,541,461	[2]	—	—	$6,282	$1,030
Master Total Return Portfolio	$816,540	$1,201,045	[1]	—		$2,017,585	$2,017,585	$31,826	$23,202
Master Value Opportunities LLC	$441,958	—		$441.958	[2]	—	—	$784	$771

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2040 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,910,590	$5,156,883	—	$14,067,473

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	33

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2045 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 85.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	31,441	$834,433
BlackRock Commodity Strategies Fund, Institutional Class	12,109	115,883
BlackRock Emerging Markets Fund, Inc., Institutional Class	9,079	185,566
BlackRock Equity Dividend Fund, Institutional Class	38,898	851,876
BlackRock International Fund, Institutional Class	18,023	250,695
BlackRock International Opportunities Portfolio, Institutional Class	6,790	254,066
BlackRock Long-Horizon Equity Fund, Institutional Class	35,428	482,530
iShares Dow Jones U.S. Financial Sector Index Fund	4,189	291,219
iShares Dow Jones U.S. Industrial Sector Index Fund	718	58,223
iShares Dow Jones U.S. Real Estate Index Fund	3,589	263,648
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,563	314,091
iShares MSCI Germany Index Fund	4,374	111,406
iShares MSCI Mexico Capped Investable Market Index Fund	1,755	126,974

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
iShares Russell 2000 Index Fund	$1,400	$131,796
Master Basic Value LLC	827,931	827,931
Master Large Cap Growth Portfolio	828,996	828,996

		5,929,333

Fixed Income Funds — 11.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	11,757	97,937
Master Total Return Portfolio	693,448	693,448

		791,385

Short-Term Securities — 2.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	174,173	174,173
Total Affiliated Investment Companies (Cost — $6,052,161) — 99.6%		6,894,891
Other Assets Less Liabilities — 0.4%		25,264

Net Assets — 100.0%		$6,920,155

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	30,093	14,985		13,637		31,441	$834,433	$3,644	$9,614
BlackRock Commodity Strategy Fund, Institutional Class	—	12,109		—		12,109	$115,883	$22	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	35,425		26,346		9,079	$185,566	$9,588	$20,831
BlackRock Equity Dividend Fund, Institutional Class	48,177	17,918		27,197		38,898	$851,876	$7,579	$31,546
BlackRock High Yield Bond Portfolio, BlackRock Class	13,493	445		2,181		11,757	$97,937	$3,219	$660
BlackRock International Fund, Institutional Class	28,839	1,836		12,652		18,023	$250,695	$2,755	$(1,431)
BlackRock International Opportunities Portfolio, Institutional Class	4,819	1,971		—		6,790	$254,066	$3,387	—
BlackRock Liquidity Funds, TempFund, Institutional Class	172,264	1,909	[1]	—		174,173	$174,173	$102	—
BlackRock Long-Horizon Equity Fund, Institutional Class	34,329	5,186		4,087		35,428	$482,530	$12,588	$12,552
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,848	—		7,848		—	—	—	$26,828
iShares Dow Jones U.S. Financial Sector Index Fund	—	4,189		—		4,189	$291,219	$804	—
iShares Dow Jones U.S. Industrial Sector Index Fund	—	2,309		1,591		718	$58,223	$689	$11,461
iShares Dow Jones U.S. Real Estate Index Fund	—	3,589		—		3,589	$263,648	$4,818	—
iShares Dow Jones U.S. Technology Sector Index Fund	1,268	—		1,268		—	—	$347	$1,370
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	8,563		—		8,563	$314,091	$10,592	—
iShares MSCI Emerging Markets Index Fund	3,659	—		3,659		—	—	—	$15,627
iShares MSCI Germany Index Fund	4,374	—		—		4,374	$111,406	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	1,755		—		1,755	$126,974	—	—
iShares Russell 2000 Index Fund	—	1,400		—		1,400	$131,796	$1,387	—
Master Basic Value LLC	$378,502	$449,429	[1]	—		$827,931	$827,931	$6,754	$46,828
Master Large Cap Growth Portfolio	$589,253	$239,743	[1]	—		$828,996	$828,996	$5,705	$25,117
Master S&P 500 Stock Portfolio	$608,887	—		$608,887	[2]	—	—	$2,599	$467
Master Total Return Portfolio	$323,168	$370,280	[1]	—		$693,448	$693,448	$9,629	$7,602
Master Value Opportunities LLC	$101,627	—		$101,627	[2]	—	—	$163	$177

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2045 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,544,516	$2,350,375	—	$6,894,891

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	35

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2050 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 91.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	26,136	$693,645
BlackRock Commodity Strategies Fund, Institutional Class	10,389	99,424
BlackRock Emerging Markets Fund, Inc., Institutional Class	8,664	177,095
BlackRock Equity Dividend Fund, Institutional Class	32,079	702,526
BlackRock International Fund, Institutional Class	20,011	278,359
BlackRock International Opportunities Portfolio, Institutional Class	7,200	269,434
BlackRock Long-Horizon Equity Fund, Institutional Class	32,310	440,057
iShares Dow Jones U.S. Financial Sector Index Fund	3,087	214,608
iShares Dow Jones U.S. Industrial Sector Index Fund	306	24,814
iShares Dow Jones U.S. Real Estate Index Fund	3,290	241,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,359	306,608
iShares MSCI Germany Index Fund	3,274	83,389
iShares MSCI Mexico Capped Investable Market Index Fund	1,514	109,538

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
iShares Russell 2000 Index Fund	$1,120	$105,437
Master Basic Value LLC	723,590	723,590
Master Large Cap Growth Portfolio	725,921	725,921

		5,196,128

Fixed Income Funds — 6.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	11,265	93,838
Master Total Return Portfolio	248,406	248,406

		342,244

Short-Term Securities — 2.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	146,148	146,148
Total Affiliated Investment Companies (Cost — $4,978,616) — 99.9%		5,684,520
Other Assets Less Liabilities — 0.1%		6,459

Net Assets — 100.0%		$5,690,979

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,655	11,440		9,959		26,136	$693,645	$3,172	$(357)
BlackRock Commodity Strategies Fund, Institutional Class	—	10,389		—		10,389	$99,424	$18	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	30,243		21,579		8,664	$177,095	$8,186	$16,407
BlackRock Equity Dividend Fund, Institutional Class	38,002	13,806		19,729		32,079	$702,526	$6,693	$17,328
BlackRock High Yield Bond Portfolio, BlackRock Class	16,188	474		5,397		11,265	$93,838	$3,361	$3,549
BlackRock International Fund, Institutional Class	18,329	5,411		3,729		20,011	$278,359	$2,485	$(858)
BlackRock International Opportunities Portfolio, Institutional Class	4,165	3,035		—		7,200	$269,434	$3,055	—
BlackRock Liquidity Funds, TempFund, Institutional Class	123,189	22,959	[1]	—		146,148	$146,148	$80	—
BlackRock Long-Horizon Equity Fund, Institutional Class	27,671	8,356		3,717		32,310	$440,057	$10,147	$10,148
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	6,291	—		6,291		—	—	—	$22,121
iShares Dow Jones U.S. Financial Sector Index Fund	—	3,401		314		3,087	$214,608	$593	$661
iShares Dow Jones U.S. Industrial Sector Index Fund	—	1,875		1,569		306	$24,814	$514	$10,129
iShares Dow Jones U.S. Real Estate Index Fund	—	3,290		—		3,290	$241,683	$4,345	—
iShares Dow Jones U.S. Technology Sector Index Fund	949	—		949		—	—	$260	$1,025
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	8,359		—		8,359	$306,608	$9,566	—
iShares MSCI Emerging Markets Index Fund	2,716	—		2,716		—	—	—	$11,599
iShares MSCI Germany Index Fund	3,274	—		—		3,274	$83,389	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	—	1,514		—		1,514	$109,538	—	—
iShares Russell 2000 Index Fund	—	1,120		—		1,120	$105,437	$1,032	—
Master Basic Value LLC	$298,915	$424,675	[1]	—		$723,590	$723,590	$6,062	$43,921
Master Large Cap Growth Portfolio	$459,484	$266,437	[1]	—		$725,921	$725,921	$5,115	$24,142
Master S&P 500 Portfolio	$496,801	—		$496,801	[2]	—	—	$2,107	$374
Master Total Return Portfolio	$214,076	$34,330	[1]			$248,406	$248,406	$3,309	$2,880
Master Value Opportunities LLC	$159,908	—		$159,908	[2]	—	—	$283	$280

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2050 Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,986,603	$1,697,917	—	$5,684,520

There were no transfers between levels during the six months ended April 30, 2013.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	37

Schedule of Investments April 30, 2013 (Unaudited)	LifePath Active 2055 Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10,597	$281,253
BlackRock Commodity Strategies Fund, Institutional Class	4,316	41,305
BlackRock Emerging Markets Fund, Inc., Institutional Class	3,455	70,617
BlackRock Equity Dividend Fund, Institutional Class	12,954	283,703
BlackRock International Fund, Institutional Class	7,230	100,567
BlackRock International Opportunities Portfolio, Institutional Class	2,692	100,734
BlackRock Long-Horizon Equity Fund, Institutional Class	12,422	169,182
iShares Dow Jones U.S. Financial Sector Index Fund	1,065	74,039
iShares Dow Jones U.S. Industrial Sector Index Fund	77	6,244
iShares Dow Jones U.S. Real Estate Index Fund	1,409	103,505
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,557	130,471

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
iShares MSCI Germany Index Fund	$1,133	$28,858
iShares MSCI Mexico Capped Investable Market Index Fund	555	40,154
iShares Russell 2000 Index Fund	425	40,010
Master Basic Value LLC	286,661	286,661
Master Large Cap Growth Portfolio	284,515	284,515

		2,041,818

Short-Term Securities — 2.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (b)	58,376	58,376
Total Affiliated Investment Companies (Cost — $2,020,981) — 100.3%		2,100,194
Liabilities in Excess of Other Assets — (0.3)%		(6,375)

Net Assets — 100.0%		$2,093,819

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at April 30, 2013	Value at April 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10,597		—	10,597	$281,253	—	—
BlackRock Commodity Strategies Fund, Institutional Class	4,316		—	4,316	$41,305	—	—
BlackRock Emerging Markets Fund, Inc., Institutional Class	11,373		7,918	3,455	$70,617	—	$(1,821)
BlackRock Equity Dividend Fund, Institutional Class	12,954		—	12,954	$283,703	$1,318	—
BlackRock International Fund, Institutional Class	7,230		—	7,230	$100,567	—	—
BlackRock International Opportunities Portfolio, Institutional Class	2,692		—	2,692	$100,734	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	58,376	[1]	—	58,376	$58,376	$15	—
BlackRock Long-Horizon Equity Fund, Institutional Class	14,443		2,021	12,422	$169,182	—	$1,051
iShares Dow Jones U.S. Financial Sector Index Fund	1,065		—	1,065	$74,039	$204	—
iShares Dow Jones U.S. Industrial Sector Index Fund	580		503	77	$6,244	$134	$307
iShares Dow Jones U.S. Real Estate Index Fund	1,468		59	1,409	$103,505	$858	$36
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3,676		119	3,557	$130,471	$681	$46
iShares MSCI Germany Index Fund	1,133		—	1,133	$28,858	—	—
iShares MSCI Mexico Capped Investable Market Index Fund	555		—	555	$40,154	—	—
iShares Russell 2000 Index Fund	425		—	425	$40,010	$112	—
Master Basic Value LLC	$286,661	[1]	—	$286,661	$286,661	$654	$4,202
Master Large Cap Growth Portfolio	$284,515	[1]	—	$284,515	$284,515	$459	$6,805

[1]	Represents net shares/beneficial interest purchased.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2013

Schedule of Investments (concluded)	LifePath Active 2055 Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,529,018	$571,176	—	$2,100,194

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	39

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Assets
Investments at value — affiliated[1]	$18,973,002	$23,389,758	$21,679,342	$21,990,646	$10,942,161	$14,067,473	$6,894,891	$5,684,520	$2,100,194
Capital shares sold receivable	12,631	65,668	148,406	45,254	26,693	19,697	27,752	13,243	—
Dividends receivable — affiliated	36	39	48	40	22	31	16	10	3
Receivable from Manager	13,091	13,581	12,660	13,322	12,163	13,197	11,798	12,293	14,260
Deferred offering costs	—	—	—	—	—	—	—	—	66,773
Prepaid expenses	27,893	27,183	26,598	26,824	25,824	27,398	25,637	25,866	4,614

Total assets	19,026,653	23,496,229	21,867,054	22,076,086	11,006,863	14,127,796	6,960,094	5,735,932	2,185,844

Liabilities
Capital shares redeemed payable	3,530	72,030	112,534	92,561	23,235	6,264	1,387	5,784	—
Professional fees payable	17,374	17,661	17,097	17,562	16,857	16,875	17,669	18,035	8,418
Printing fees payable	—	—	—	—	—	—	—	—	976
Custodian fees payable	9,638	9,437	9,550	9,823	9,607	9,490	9,507	9,530	2,135
Accounting fees payable	5,091	5,093	5,093	5,093	5,093	5,093	5,093	5,093	1,315
Service and distribution fees payable	4,734	6,282	5,554	5,720	2,812	3,720	1,894	1,589	15
Transfer agent fees payable	3,027	4,544	3,294	4,010	3,482	3,515	2,605	3,156	72
Officer’s and Trustees’ fees payable	720	627	740	653	777	722	852	855	62
Other affiliates payable	112	125	99	107	7	—	—	—	—
Offering costs payable	—	—	—	—	—	—	—	—	78,971
Other accrued expenses payable	634	936	923	912	1,031	823	932	911	61

Total liabilities	44,860	116,735	154,884	136,441	62,901	46,502	39,939	44,953	92,025

Net Assets	$18,981,793	$23,379,494	$21,712,170	$21,939,645	$10,943,962	$14,081,294	$6,920,155	$5,690,979	$2,093,819

Net Assets Consist of
Paid-in capital	$16,704,529	$20,106,271	$19,102,080	$18,442,453	$9,081,979	$11,660,077	$5,795,228	$4,728,557	$2,000,006
Undistributed net investment income	226,116	282,857	169,068	188,601	22,953	50,182	14,559	10,344	3,974
Accumulated net realized gain	667,783	814,789	596,665	1,047,426	656,128	644,532	267,638	246,174	10,626
Net unrealized appreciation/depreciation	1,383,365	2,175,577	1,844,357	2,261,165	1,182,902	1,726,503	842,730	705,904	79,213

Net Assets	$18,981,793	$23,379,494	$21,712,170	$21,939,645	$10,943,962	$14,081,294	$6,920,155	$5,690,979	$2,093,819

[1] Investments at cost — affiliated	$17,589,637	$21,214,181	$19,834,985	$19,729,481	$9,759,259	$12,340,970	$6,052,161	$4,978,616	$2,020,981

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2013

Statements of Assets and Liabilities (concluded)

April 30, 2013 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio

Net Asset Value
Institutional
Net assets	$69,844	$28,312	$27,180	$30,313	$35,161	$50,564	$30,119	$63,902	$26,169

Shares outstanding[1]	6,349	2,583	2,551	2,890	3,325	4,755	2,692	6,270	2,500

Net asset value	$11.00	$10.96	$10.65	$10.49	$10.57	$10.63	$11.19	$10.19	$10.47

Investor A
Net assets	$12,131,324	$13,392,717	$13,444,604	$13,186,675	$6,344,274	$8,320,602	$3,368,597	$2,761,927	$26,159

Shares outstanding[1]	1,109,737	1,228,866	1,267,824	1,266,155	603,897	788,827	304,612	273,391	2,500

Net asset value	$10.93	$10.90	$10.60	$10.41	$10.51	$10.55	$11.06	$10.10	$10.46

Class K
Net assets	$463,802	$854,776	$341,368	$894,112	$485,468	$366,952	$288,880	$241,633	$2,015,342

Shares outstanding[1]	42,133	77,982	32,009	85,211	45,895	34,504	25,806	23,706	192,500

Net asset value	$11.01	$10.96	$10.66	$10.49	$10.58	$10.64	$11.19	$10.19	$10.47

Class R
Net assets	$6,316,823	$9,103,689	$7,899,018	$7,828,545	$4,079,059	$5,343,176	$3,232,559	$2,623,517	$26,149

Shares outstanding[1]	577,712	841,389	748,893	754,863	390,264	507,963	294,067	260,438	2,500

Net asset value	$10.93	$10.82	$10.55	$10.37	$10.45	$10.52	$10.99	$10.07	$10.46

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	41

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio[1]

Investment Income
Dividends — affiliated	$96,874	$144,173	$125,923	$170,818	$86,071	$126,878	$61,521	$53,507	$3,322
Net investment income allocated from affiliated Master Portfolios:
Income	187,127	198,254	140,658	137,751	50,960	64,221	24,850	16,876	1,113
Expenses	(18,942)	(21,040)	(16,573)	(17,684)	(7,135)	(8,986)	(3,908)	(3,044)	(414)

Total income	265,059	321,387	250,008	290,885	129,896	182,113	82,463	67,339	4,021

Fund Expenses
Registration	22,717	22,304	21,978	22,170	21,544	22,340	21,245	21,436	61
Professional	20,318	21,442	19,443	21,012	18,402	18,832	16,999	16,818	8,418
Service and distribution — Class R	18,714	22,190	18,042	21,442	8,846	13,068	6,948	6,122	22
Service — Investor A	12,318	15,330	12,796	13,586	6,776	8,926	3,617	2,903	11
Accounting	7,275	7,275	7,275	7,275	7,275	7,275	7,275	7,275	1,952
Custodian	6,433	6,335	6,599	6,184	6,599	6,501	6,501	6,501	2,135
Printing	6,056	7,519	5,679	6,893	3,092	4,246	2,006	1,629	976
Officer and Trustees	2,540	2,541	2,539	2,541	2,538	2,538	2,536	2,536	978
Administration	6,623	8,188	6,649	7,541	3,494	4,793	2,226	1,868	256
Administration — Institutional	5	3	3	3	3	4	3	5	1
Administration — Investor A	1,232	1,533	1,280	1,359	678	893	362	290	1
Administration — Class K	36	83	31	79	41	46	30	21	82
Administration — Class R	936	1,109	902	1,072	442	653	347	306	1
Transfer agent — Institutional	14	14	14	14	14	14	14	14	12
Transfer agent — Investor A	7,148	8,847	7,171	7,425	5,733	7,690	4,678	5,934	23
Transfer Agent — Class K	162	219	203	211	180	198	272	180	25
Transfer agent — Class R	4,732	5,401	4,751	6,542	4,467	6,314	4,464	5,762	12
Organization and offering	—	—	—	—	—	—	—	—	69,448
Miscellaneous	5,171	5,303	5,173	5,310	5,168	5,182	5,057	5,062	1,220

Total expenses	122,430	135,636	120,528	130,659	95,292	109,513	84,580	84,662	85,634
Less administration fees waived	(6,623)	(8,188)	(6,649)	(7,541)	(3,494)	(4,793)	(2,226)	(1,868)	(256)
Less administration fees waived — Institutional	(1)	(2)	(1)	(1)	(1)	(2)	(2)	(2)	(1)
Less administration fees waived — Investor A	(1,060)	(1,293)	(1,132)	(1,185)	(671)	(847)	(362)	(290)	(1)
Less administration fees waived — Class K	(36)	(83)	(31)	(79)	(41)	(46)	(30)	(21)	(82)
Less administration fees waived — Class R	(784)	(946)	(781)	(899)	(442)	(620)	(347)	(306)	(1)
Less transfer agent fees waived — Investor A	(94)	(93)	(98)	(97)	(82)	(113)	(83)	(86)	—
Less transfer agent fees waived — Class K	(16)	(11)	(16)	(16)	(14)	(16)	(22)	(17)	—
Less transfer agent fees waived — Class R	(69)	(71)	(70)	(73)	(30)	(57)	(19)	(51)	—
Less transfer agent fees reimbursed — Institutional	(5)	(5)	(5)	(5)	(4)	(2)	(5)	(2)	(7)
Less transfer agent fees reimbursed — Investor A	(1,685)	(2,165)	(1,438)	(1,443)	(2,400)	(3,327)	(2,842)	(4,457)	(18)
Less transfer agent fees reimbursed — Class K	(146)	(208)	(187)	(195)	(166)	(182)	(250)	(163)	(25)
Less transfer agent fees reimbursed — Class R	(1,223)	(1,162)	(1,211)	(2,318)	(2,484)	(3,358)	(2,918)	(4,371)	(8)
Less expenses reimbursed by Manager	(70,510)	(72,719)	(68,686)	(71,385)	(64,618)	(66,914)	(61,619)	(61,257)	(85,188)

Total expenses after fees waived and reimbursed	40,178	48,690	40,223	45,422	20,845	29,236	13,855	11,771	47

Net investment income	224,881	272,697	209,785	245,463	109,051	152,877	68,608	55,568	3,974

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	387,141	501,609	263,317	555,852	385,289	312,783	118,688	83,223	(381)
Capital gain distributions received from affiliated investment companies	31,504	39,951	26,088	39,662	20,401	24,193	10,370	8,529	—
Allocation from affiliated Master Portfolios	216,485	257,667	233,397	249,904	120,739	167,218	80,191	71,597	11,007

	635,130	799,227	522,802	845,418	526,429	504,194	209,249	163,349	10,626

Net change in unrealized appreciation/ depreciation on:
Investments — affiliated	216,115	444,793	605,482	530,631	157,215	491,343	288,124	271,391	63,543
Allocation from affiliated Master Portfolios	110,562	157,585	166,545	191,432	96,580	141,260	73,820	65,613	15,670

	326,677	602,378	772,027	722,063	253,795	632,603	361,944	337,004	79,213

Total realized and unrealized gain	961,807	1,401,605	1,294,829	1,567,481	780,224	1,136,797	571,193	500,353	89,839

Net Increase in Net Assets Resulting from Operations	$1,186,688	$1,674,302	$1,504,614	$1,812,944	$889,275	$1,289,674	$639,801	$555,921	$93,813

[1]	For the period February 28, 2013 (Commencement of Operations) to April 30, 2013.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2013

Statements of Changes in Net Assets

	LifePath Active 2015 Portfolio		LifePath Active 2020 Portfolio		LifePath Active 2025 Portfolio
Increase in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$224,881	$349,065	$272,697	$414,782	$209,785	$250,837
Net realized gain	635,130	429,837	799,227	519,960	522,802	362,385
Net change in unrealized appreciation/depreciation	326,677	544,432	602,378	759,096	772,027	509,520

Net increase in net assets resulting from operations	1,186,688	1,323,334	1,674,302	1,693,838	1,504,614	1,122,742

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,383)	—	(9,647)	—	(3,164)	—
Investor A	(124,212)	(233,212)[1]	(145,414)	(237,302)[1]	(123,816)	(141,264)[1]
Class K2	(451)	(3,084)[1]	(436)	(9,546)[1]	(399)	(3,267)[1]
Class R	(92,954)	(138,705)[1]	(94,503)	(173,153)[1]	(72,621)	(90,469)[1]
Net realized gain:
Institutional	(3,415)	—	(15,086)	—	(3,772)	—
Investor A	(231,372)	(266,415)[1]	(298,390)	(277,514)[1]	(187,365)	(289,733)[1]
Class K2	(650)	(3,101)[1]	(687)	(9,483)[1]	(479)	(5,726)[1]
Class R	(196,011)	(187,188)[1]	(231,298)	(224,180)[1]	(133,612)	(233,299)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(651,448)	(831,705)	(795,461)	(931,178)	(525,228)	(763,758)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	940,980	2,024,009	2,051,179	1,767,193	6,024,547	2,609,533

Net Assets
Total increase in net assets	1,476,220	2,515,638	2,930,020	2,529,853	7,003,933	2,968,517
Beginning of period	17,505,573	14,989,935	20,449,474	17,919,621	14,708,237	11,739,720

End of period	$18,981,793	$17,505,573	$23,379,494	$20,449,474	$21,712,170	$14,708,237

Undistributed net investment income	$226,116	$221,235	$282,857	$260,160	$169,068	$159,283

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	43

Statements of Changes in Net Assets (continued)

	LifePath Active 2030 Portfolio		LifePath Active 2035 Portfolio		LifePath Active 2040 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

Operations
Net investment income	$245,463	$294,344	$109,051	$107,809	$152,877	$124,998
Net realized gain	845,418	468,293	526,429	280,041	504,194	305,254
Net change in unrealized appreciation/depreciation	722,063	745,221	253,795	366,918	632,603	389,571

Net increase in net assets resulting from operations	1,812,944	1,507,858	889,275	754,768	1,289,674	819,823

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(7,167)	—	(5,568)	—	(8,205)	—
Investor A	(123,301)	(149,990)[1]	(89,863)	(58,797)[1]	(108,112)	(58,230)[1]
Class K2	(416)	(8,515)[1]	(583)	(3,180)[1]	(724)	(3,272)[1]
Class R	(99,116)	(116,496)[1]	(53,986)	(23,024)[1]	(72,959)	(26,498)[1]
Net realized gain:
Institutional	(9,735)	—	(5,920)	—	(6,477)	—
Investor A	(220,137)	(402,158)[1]	(119,684)	(89,889)[1]	(107,693)	(208,658)[1]
Class K2	(568)	(18,664)[1]	(623)	(3,621)[1]	(574)	(8,253)[1]
Class R	(212,140)	(382,863)[1]	(81,002)	(59,977)[1]	(81,804)	(136,750)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(672,580)	(1,078,686)	(357,229)	(238,488)	(386,548)	(441,661)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,721,345	2,821,971	2,136,063	(598,943)	1,362,883	2,599,504

Net Assets
Total increase (decrease) in net assets	2,861,709	3,251,143	2,668,109	(82,663)	2,266,009	2,977,666
Beginning of period	19,077,936	15,826,793	8,275,853	8,358,516	11,815,285	8,837,619

End of period	$21,939,645	$19,077,936	$10,943,962	$8,275,853	$14,081,294	$11,815,285

Undistributed net investment income	$188,601	$173,138	$22,953	$63,902	$50,182	$87,305

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2013

Statements of Changes in Net Assets (concluded)

	LifePath Active 2045 Portfolio		LifePath Active 2050 Portfolio		LifePath Active 2055 Portfolio
Increase in Net Assets:	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Period February 28, 2013[3] to April 30, 2013 (Unaudited)

Operations
Net investment income	$68,608	$56,062	$55,568	$44,249	$3,974
Net realized gain	209,249	124,089	163,349	104,063	10,626
Net change in unrealized appreciation/depreciation	361,944	240,073	337,004	162,291	79,213

Net increase in net assets resulting from operations	639,801	420,224	555,921	310,603	93,813

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(4,806)	—	(2,799)	—	—
Investor A	(47,684)	(16,317)[1]	(36,646)	(15,905)[1]	—
Class K2	(553)	(2,034)[1]	(549)	(1,380)[1]	—
Class R	(37,957)	(16,649)[1]	(34,006)	(12,715)[1]	—
Net realized gain:
Institutional	(2,452)	—	(1,952)	—	—
Investor A	(29,654)	(26,461)[1]	(31,534)	(57,696)[1]	—
Class K2	(283)	(2,311)[1]	(384)	(3,601)[1]	—
Class R	(28,574)	(37,592)[1]	(33,241)	(67,688)[1]	—

Decrease in net assets resulting from dividends and distributions to shareholders	(151,963)	(101,364)	(141,111)	(158,985)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,042,990	1,113,262	973,395	1,013,384	2,000,006

Net Assets
Total increase in net assets	1,530,828	1,432,122	1,388,205	1,165,002	2,093,819
Beginning of period	5,389,327	3,957,205	4,302,774	3,137,772	—

End of period	$6,920,155	$5,389,327	$5,690,979	$4,302,774	$2,093,819

Undistributed net investment income	$14,559	$36,951	$10,344	$28,776	$3,974

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

[2]	On November 27, 2012, each Fund’s Institutional Shares were redesignated as Class K Shares.

[3]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	45

Financial Highlights	LifePath Active 2015 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.72	$10.63	$10.28	$10.05	$8.92	$7.73	$10.74

Net investment income[2]	0.12	0.14	0.26	0.23	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.60	0.56	0.70	0.18	1.08	1.17	(3.11)

Net increase (decrease) from investment operations	0.72	0.70	0.96	0.41	1.30	1.39	(2.87)

Dividends and distributions from:[3]
Net investment income	(0.18)	(0.14)	(0.28)	(0.18)	(0.17)	(0.20)	(0.07)
Net realized gain	(0.26)	(0.26)	(0.33)	—	—	—	(0.07)

Total dividends and distributions	(0.44)	(0.40)	(0.61)	(0.18)	(0.17)	(0.20)	(0.14)

Net asset value, end of period	$11.00	$10.93	$10.63	$10.28	$10.05	$8.92	$7.73

Total Investment Return[4]
Based on net asset value	6.94%[5]	6.78%[5]	9.96%	4.10%[6]	14.69%[7]	18.52%	(27.03)%

Ratios to Average Net Assets
Total expenses	1.28%[8,9]	1.50%[8,9]	1.69%[10]	1.62%[11]	1.70%[12]	2.81%[13]	5.34%[14]

Total expenses after fees waived and reimbursed	0.28%[8,9]	0.57%[8,9]	0.73%[10]	0.65%[11]	0.47%[12]	0.50%[13]	0.46%[14]

Net investment income	2.86%[8,9]	2.61%[8,9]	2.50%[10]	2.23%[11]	2.31%[12]	2.80%[13]	2.46%[14]

Supplemental Data
Net assets, end of period (000)	$70	$12,131	$9,189	$8,594	$5,429	$3,437	$1,511

Portfolio turnover	52%	52%	87%	112%	98%	57%	52%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2015 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.72	$10.37	$10.12	$8.97	$7.78	$10.76	$10.62	$10.26	$10.04	$8.91	$7.74	$10.72

Net investment income[2]	0.15	0.30	0.27	0.26	0.38	0.27	0.13	0.23	0.20	0.18	0.20	0.20
Net realized and unrealized gain (loss)	0.58	0.70	0.19	1.08	1.03	(3.10)	0.56	0.70	0.18	1.09	1.15	(3.08)

Net increase (decrease) from investment operations	0.73	1.00	0.46	1.34	1.41	(2.83)	0.69	0.93	0.38	1.27	1.35	(2.88)

Dividends and distributions from:[3]
Net investment income	(0.18)	(0.32)	(0.21)	(0.19)	(0.22)	(0.08)	(0.12)	(0.24)	(0.16)	(0.14)	(0.18)	(0.03)
Net realized gain	(0.26)	(0.33)	—	—	—	(0.07)	(0.26)	(0.33)	—	—	—	(0.07)

Total dividends and distributions	(0.44)	(0.65)	(0.21)	(0.19)	(0.22)	(0.15)	(0.38)	(0.57)	(0.16)	(0.14)	(0.18)	(0.10)

Net asset value, end of period	$11.01	$10.72	$10.37	$10.12	$8.97	$7.78	$10.93	$10.62	$10.26	$10.04	$8.91	$7.74

Total Investment Return[4]
Based on net asset value	7.04%[5]	10.31%	4.56%[6]	15.09%[7]	18.78%	(26.66)%	6.71%[5]	9.59%	3.76%[6]	14.36%[7]	17.92%	(27.11)%

Ratios to Average Net Assets
Total expenses	1.25%[8,9]	1.50%[10]	1.51%[11]	1.55%[12]	3.10%[13]	5.03%[14]	1.73%[8,9]	1.91%[10]	1.92%[11]	2.06%[12]	3.19%[13]	4.59%[14]

Total expenses after fees waived and reimbursed	0.21%[8,9]	0.28%[10]	0.27%[11]	0.10%[12]	0.12%[13]	0.10%[14]	0.81%[8,9]	0.96%[10]	0.97%[11]	0.81%[12]	0.84%[13]	0.75%[14]

Net investment income	2.71%[8,9]	2.88%[10]	2.61%[11]	2.70%[12]	4.86%[13]	2.77%[14]	2.42%[8,9]	2.21%[10]	1.92%[11]	1.96%[12]	2.51%[13]	2.08%[14]

Supplemental Data
Net assets, end of period (000)	$464	$139	$96	$54	$45	$50	$6,317	$8,177	$6,299	$5,649	$3,793	$1,984

Portfolio turnover	52%	87%	112%	98%	57%	52%	52%	87%	112%	98%	57%	52%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.13% for the Class K and Class R Shares, respectively.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.29%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	47

Financial Highlights	LifePath Active 2020 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.57	$10.49	$10.08	$9.84	$8.71	$7.53	$10.82

Net investment income[2]	0.14	0.13	0.24	0.20	0.19	0.20	0.23
Net realized and unrealized gain (loss)	0.68	0.67	0.71	0.22	1.09	1.16	(3.40)

Net increase (decrease) from investment operations	0.82	0.80	0.95	0.42	1.28	1.36	(3.17)

Dividends and distributions from:[3]
Net investment income	(0.17)	(0.13)	(0.25)	(0.18)	(0.15)	(0.18)	(0.05)
Net realized gain	(0.26)	(0.26)	(0.29)	—	—	—	(0.07)

Total dividends and distributions	(0.43)	(0.39)	(0.54)	(0.18)	(0.15)	(0.18)	(0.12)

Net asset value, end of period	$10.96	$10.90	$10.49	$10.08	$9.84	$8.71	$7.53

Total Investment Return[4]
Based on net asset value	8.03%[5]	7.88%[5]	9.98%	4.24%[6]	14.78%[7]	18.56%	(29.58)%

Ratios to Average Net Assets
Total expenses	1.09%[8,9]	1.35%[8,9]	1.54%[10]	1.52%[11]	1.52%[12]	2.31%[13]	3.68%[14]

Total expenses after fees waived and reimbursed	0.29%[8,9]	0.55%[8,9]	0.72%[10]	0.68%[11]	0.55%[12]	0.55%[13]	0.43%[14]

Net investment income	3.10%[8,9]	2.55%[8,9]	2.35%[10]	1.97%[11]	2.05%[12]	2.54%[13]	2.32%[14]

Supplemental Data
Net assets, end of period (000)	$28	$13,393	$11,084	$9,994	$8,433	$4,926	$2,967

Portfolio turnover	49%	49%	68%	138%	106%	44%	55%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.35%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2020 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.57	$10.16	$9.90	$8.75	$7.57	$10.84	$10.41	$10.01	$9.77	$8.65	$7.50	$10.80

Net investment income[2]	0.15	0.28	0.25	0.23	0.23	0.24	0.12	0.21	0.17	0.16	0.16	0.18
Net realized and unrealized gain (loss)	0.67	0.71	0.22	1.09	1.15	(3.38)	0.66	0.70	0.22	1.09	1.16	(3.36)

Net increase (decrease) from investment operations	0.82	0.99	0.47	1.32	1.38	(3.14)	0.78	0.91	0.39	1.25	1.32	(3.18)

Dividends and distributions from:[3]
Net investment income	(0.17)	(0.29)	(0.21)	(0.17)	(0.20)	(0.06)	(0.11)	(0.22)	(0.15)	(0.13)	(0.17)	(0.05)
Net realized gain	(0.26)	(0.29)	—	—	—	(0.07)	(0.26)	(0.29)	—	—	—	(0.07)

Total dividends and distributions	(0.43)	(0.58)	(0.21)	(0.17)	(0.20)	(0.13)	(0.37)	(0.51)	(0.15)	(0.13)	(0.17)	(0.12)

Net asset value, end of period	$10.96	$10.57	$10.16	$9.90	$8.75	$7.57	$10.82	$10.41	$10.01	$9.77	$8.65	$7.50

Total Investment Return[4]
Based on net asset value	8.04%[5]	10.41%	4.78%[6]	15.26%[7]	18.89%	(29.30)%	7.72%[5]	9.67%	3.95%[6]	14.53%[7]	18.11%	(29.76)%

Ratios to Average Net Assets
Total expenses	1.03%[8,9]	1.25%[10]	1.26%[11]	1.21%[12]	2.05%[13]	3.50%[14]	1.57%[8,9]	1.75%[10]	1.79%[11]	1.84%[12]	2.64%[13]	4.30%[14]

Total expenses after fees waived and reimbursed	0.19%[8,9]	0.27%[10]	0.25%[11]	0.11%[12]	0.13%[13]	0.08%[14]	0.79%[8,9]	0.94%[10]	0.96%[11]	0.85%[12]	0.87%[13]	0.84%[14]

Net investment income	2.91%[8,9]	2.75%[10]	2.40%[11]	2.50%[12]	3.04%[13]	2.41%[14]	2.36%[8,9]	2.12%[10]	1.69%[11]	1.76%[12]	2.08%[13]	1.88%[14]

Supplemental Data
Net assets, end of period (000)	$855	$594	$326	$262	$223	$193	$9,104	$8,771	$7,599	$6,655	$5,287	$1,914

Portfolio turnover	49%	68%	138%	106%	44%	55%	49%	68%	138%	106%	44%	55%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.29% for the Class K and Class R Shares, respectively.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.35%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	49

Financial Highlights	LifePath Active 2025 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.16	$10.09	$9.88	$9.60	$8.46	$7.35	$10.98

Net investment income[2]	0.13	0.13	0.21	0.17	0.15	0.16	0.17
Net realized and unrealized gain (loss)	0.71	0.70	0.70	0.27	1.10	1.07	(3.64)

Net increase (decrease) from investment operations	0.84	0.83	0.91	0.44	1.25	1.23	(3.47)

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.13)	(0.23)	(0.16)	(0.11)	(0.12)	(0.08)
Net realized gain	(0.19)	(0.19)	(0.47)	—	—	—	(0.08)

Total dividends and distributions	(0.35)	(0.32)	(0.70)	(0.16)	(0.11)	(0.12)	(0.16)

Net asset value, end of period	$10.65	$10.60	$10.09	$9.88	$9.60	$8.46	$7.35

Total Investment Return[4]
Based on net asset value	8.77%[5]	8.46%[5]	9.98%	4.54%[6]	14.93%[7]	17.08%	(32.05)%

Ratios to Average Net Assets
Total expenses	1.18%[8,9]	1.44%[8,9]	1.82%[10]	1.85%[11]	1.79%[12]	3.10%[13]	6.13%[14]

Total expenses after fees waived and reimbursed	0.28%[8,9]	0.55%[8,9]	0.73%[10]	0.65%[11]	0.55%[12]	0.57%[13]	0.49%[14]

Net investment income	2.96%[8,9]	2.46%[8,9]	2.13%[10]	1.70%[11]	1.70%[12]	2.14%[13]	1.81%[14]

Supplemental Data
Net assets, end of period (000)	$27	$13,445	$7,932	$6,181	$4,353	$2,354	$1,569

Portfolio turnover	37%	37%	76%	119%	116%	54%	80%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.39%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2025 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.16	$9.95	$9.66	$8.50	$7.38	$11.00	$10.03	$9.80	$9.52	$8.41	$7.32	$10.95

Net investment income[2]	0.14	0.25	0.22	0.20	0.20	0.22	0.11	0.18	0.14	0.13	0.12	0.13
Net realized and unrealized gain (loss)	0.71	0.70	0.27	1.10	1.06	(3.67)	0.71	0.70	0.27	1.08	1.08	(3.61)

Net increase (decrease) from investment operations	0.85	0.95	0.49	1.30	1.26	(3.45)	0.82	0.88	0.41	1.21	1.20	(3.48)

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.27)	(0.20)	(0.14)	(0.14)	(0.09)	(0.11)	(0.18)	(0.13)	(0.10)	(0.11)	(0.07)
Net realized gain	(0.19)	(0.47)	—	—	—	(0.08)	(0.19)	(0.47)	—	—	—	(0.08)

Total dividends and distributions	(0.35)	(0.74)	(0.20)	(0.14)	(0.14)	(0.17)	(0.30)	(0.65)	(0.13)	(0.10)	(0.11)	(0.15)

Net asset value, end of period	$10.66	$10.16	$9.95	$9.66	$8.50	$7.38	$10.55	$10.03	$9.80	$9.52	$8.41	$7.32

Total Investment Return[4]
Based on net asset value	8.67%[5]	10.38%	5.05%[6]	15.41%[7]	17.55%	(31.85)%	8.37%[5]	9.72%	4.35%[6]	14.47%[7]	16.75%	(32.20)%

Ratios to Average Net Assets
Total expenses	1.23%[8,9]	1.60%[10]	1.64%[11]	1.59%[12]	3.05%[13]	6.13%[14]	1.69%[8,9]	2.05%[10]	2.09%[11]	2.13%[12]	3.39%[13]	5.99%[14]

Total expenses after fees waived and reimbursed	0.19%[8,9]	0.25%[10]	0.23%[11]	0.13%[12]	0.15%[13]	0.13%[14]	0.78%[8,9]	0.96%[10]	0.95%[11]	0.86%[12]	0.89%[13]	0.80%[14]

Net investment income	2.69%[8,9]	2.57%[10]	2.14%[11]	2.22%[12]	2.77%[13]	2.24%[14]	2.19%[8,9]	1.87%[10]	1.42%[11]	1.49%[12]	1.61%[13]	1.41%[14]

Supplemental Data
Net assets, end of period (000)	$341	$184	$116	$64	$56	$76	$7,899	$6,593	$5,443	$6,148	$4,502	$1,306

Portfolio turnover	37%	76%	119%	116%	54%	80%	37%	76%	119%	116%	54%	80%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.35% for the Class K and Class R Shares, respectively.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.39%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	51

Financial Highlights	LifePath Active 2030 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.87	$9.68	$9.35	$8.20	$7.07	$11.07

Net investment income[2]	0.13	0.12	0.18	0.13	0.12	0.10	0.11
Net realized and unrealized gain (loss)	0.78	0.76	0.69	0.31	1.12	1.09	(3.97)

Net increase (decrease) from investment operations	0.91	0.88	0.87	0.44	1.24	1.19	(3.86)

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.12)	(0.18)	(0.11)	(0.09)	(0.06)	(0.05)
Net realized gain	(0.22)	(0.22)	(0.50)	—	—	—	(0.09)

Total dividends and distributions	(0.38)	(0.34)	(0.68)	(0.11)	(0.09)	(0.06)	(0.14)

Net asset value, end of period	$10.49	$10.41	$9.87	$9.68	$9.35	$8.20	$7.07

Total Investment Return[4]
Based on net asset value	9.60%[5]	9.25%[5]	9.72%	4.69%[6]	15.17%[6]	17.11%	(35.35)%

Ratios to Average Net Assets
Total expenses	1.12%[7,8]	1.37%[7,8]	1.53%[9]	1.51%[10]	1.62%[11]	2.73%[12]	4.94%[13]

Total expenses after fees waived and reimbursed	0.27%[7,8]	0.53%[7,8]	0.68%[9]	0.62%[10]	0.59%[11]	0.65%[12]	0.51%[13]

Net investment income	3.03%[7,8]	2.44%[7,8]	1.84%[9]	1.32%[10]	1.37%[11]	1.37%[12]	1.14%[13]

Supplemental Data
Net assets, end of period (000)	$30	$13,187	$9,343	$8,008	$6,787	$4,223	$1,675

Portfolio turnover	55%	55%	73%	117%	114%	29%	62%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.44%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2030 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.76	$9.43	$8.25	$7.10	$11.09	$9.82	$9.62	$9.31	$8.16	$7.05	$11.05

Net investment income[2]	0.11	0.22	0.17	0.16	0.13	0.13	0.12	0.15	0.10	0.09	0.08	0.06
Net realized and unrealized gain (loss)	0.80	0.71	0.31	1.13	1.11	(3.97)	0.75	0.70	0.30	1.13	1.09	(3.93)

Net increase (decrease) from investment operations	0.91	0.93	0.48	1.29	1.24	(3.84)	0.87	0.85	0.40	1.22	1.17	(3.87)

Dividends and distributions from:[3]
Net investment income	(0.16)	(0.23)	(0.15)	(0.11)	(0.09)	(0.06)	(0.10)	(0.15)	(0.09)	(0.07)	(0.06)	(0.04)
Net realized gain	(0.22)	(0.50)	—	—	—	(0.09)	(0.22)	(0.50)	—	—	—	(0.09)

Total dividends and distributions	(0.38)	(0.73)	(0.15)	(0.11)	(0.09)	(0.15)	(0.32)	(0.65)	(0.09)	(0.07)	(0.06)	(0.13)

Net asset value, end of period	$10.49	$9.96	$9.76	$9.43	$8.25	$7.10	$10.37	$9.82	$9.62	$9.31	$8.16	$7.05

Total Investment Return[4]
Based on net asset value	9.50%[5]	10.24%	5.04%[6]	15.76%[7]	17.83%	(34.98)%	9.17%[5]	9.49%	4.25%[6]	14.97%[7]	16.81%	(35.44)%

Ratios to Average Net Assets
Total expenses	1.05%[8,9]	1.22%[10]	1.21%[11]	1.34%[12]	2.11%[13]	4.95%[14]	1.63%[8,9]	1.77%[10]	1.80%[11]	1.94%[12]	3.04%[13]	5.31%[14]

Total expenses after fees waived and reimbursed	0.18%[8,9]	0.22%[10]	0.20%[11]	0.15%[12]	0.18%[13]	0.08%[14]	0.77%[8,9]	0.91%[10]	0.92%[11]	0.88%[12]	0.91%[13]	0.89%[14]

Net investment income	2.58%[8,9]	2.30%[10]	1.74%[11]	1.81%[12]	1.62%[13]	1.35%[14]	2.40%[8,9]	1.59%[10]	1.01%[11]	1.04%[12]	1.03%[13]	0.70%[14]

Supplemental Data
Net assets, end of period (000)	$894	$432	$355	$302	$166	$24	$7,829	$9,304	$7,463	$7,763	$5,039	$1,575

Portfolio turnover	55%	73%	117%	114%	29%	62%	55%	73%	117%	114%	29%	62%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% and 14.85% for the Class K and Class R Shares, respectively.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.44%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	53

Financial Highlights	LifePath Active 2035 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.07	$9.97	$9.39	$9.07	$7.93	$6.86	$11.02

Net investment income[2]	0.13	0.12	0.14	0.07	0.08	0.07	0.09
Net realized and unrealized gain (loss)	0.83	0.84	0.74	0.32	1.12	1.02	(4.11)

Net increase (decrease) from investment operations	0.96	0.96	0.88	0.39	1.20	1.09	(4.02)

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.18)	(0.12)	(0.07)	(0.06)	(0.02)	(0.05)
Net realized gain	(0.24)	(0.24)	(0.18)	—	—	—	(0.09)

Total dividends and distributions	(0.46)	(0.42)	(0.30)	(0.07)	(0.06)	(0.02)	(0.14)

Net asset value, end of period	$10.57	$10.51	$9.97	$9.39	$9.07	$7.93	$6.86

Total Investment Return[4]
Based on net asset value	10.21%[5]	9.92%[5]	9.71%	4.32%[6]	15.21%[6]	16.05%	(36.92)%

Ratios to Average Net Assets
Total expenses	1.76%[7,8]	2.09%[7,8]	2.29%[9]	2.16%[10]	2.36%[11]	4.70%[10]	8.89%[12]

Total expenses after fees waived and reimbursed	0.24%[7,8]	0.52%[7,8]	0.67%[9]	0.60%[10]	0.56%[11]	0.63%[10]	0.50%[12]

Net investment income	2.96%[7,8]	2.40%[7,8]	1.44%[9]	0.77%[10]	0.92%[11]	1.06%[10]	0.92%[12]

Supplemental Data
Net assets, end of period (000)	$35	$6,344	$4,794	$4,878	$3,227	$1,774	$1,122

Portfolio turnover	63%	63%	76%	94%	115%	37%	67%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2035 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.07	$9.46	$9.13	$7.98	$6.90	$11.04	$9.92	$9.31	$9.00	$7.89	$6.84	$11.00

Net investment income[2]	0.13	0.18	0.12	0.12	0.10	0.14	0.11	0.11	0.05	0.05	0.04	0.04
Net realized and unrealized gain (loss)	0.84	0.77	0.31	1.12	1.03	(4.14)	0.82	0.75	0.31	1.11	1.03	(4.08)

Net increase (decrease) from investment operations	0.97	0.95	0.43	1.24	1.13	(4.00)	0.93	0.86	0.36	1.16	1.07	(4.04)

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.16)	(0.10)	(0.09)	(0.05)	(0.05)	(0.16)	(0.07)	(0.05)	(0.05)	(0.02)	(0.03)
Net realized gain	(0.24)	(0.18)	—	—	—	(0.09)	(0.24)	(0.18)	—	—	—	(0.09)

Total dividends and distributions	(0.46)	(0.34)	(0.10)	(0.09)	(0.05)	(0.14)	(0.40)	(0.25)	(0.05)	(0.05)	(0.02)	(0.12)

Net asset value, end of period	$10.58	$10.07	$9.46	$9.13	$7.98	$6.90	$10.45	$9.92	$9.31	$9.00	$7.89	$6.84

Total Investment Return[4]
Based on net asset value	10.01%[5]	10.45%	4.73%[6]	15.55%[6]	16.48%	(36.63)%	9.64%[5]	9.53%	3.96%[7]	14.76%[8]	15.72%	(37.09)%

Ratios to Average Net Assets
Total expenses	1.74%[9,10]	1.98%[11]	1.84%[12]	2.19%[13]	4.53%[12]	9.29%[14]	2.38%[9,10]	2.62%[11]	2.43%[12]	2.85%[13]	5.25%[12]	9.63%[14]

Total expenses after fees waived and reimbursed	0.15%[9,10]	0.18%[11]	0.17%[12]	0.17%[13]	0.19%[12]	0.11%[14]	0.76%[9,10]	0.91%[11]	0.91%[12]	0.91%[13]	0.94%[12]	0.93%[14]

Net investment income	2.61%[9,10]	1.87%[11]	1.23%[12]	1.38%[13]	1.39%[12]	1.41%[14]	2.19%[9,10]	1.20%[11]	0.48%[12]	0.56%[13]	0.58%[12]	0.46%[14]

Supplemental Data
Net assets, end of period (000)	$485	$234	$207	$70	$56	$32	$4,079	$3,248	$3,273	$4,219	$2,300	$582

Portfolio turnover	63%	76%	94%	115%	37%	67%	63%	76%	94%	115%	37%	67%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K Shares total return.

[7]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.

[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	55

Financial Highlights	LifePath Active 2040 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.86	$9.50	$9.17	$8.01	$6.92	$11.17

Net investment income[2]	0.10	0.12	0.13	0.08	0.07	0.06	0.08
Net realized and unrealized gain (loss)	0.93	0.89	0.73	0.32	1.14	1.06	(4.18)

Net increase (decrease) from investment operations	1.03	1.01	0.86	0.40	1.21	1.12	(4.10)

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.16)	(0.11)	(0.07)	(0.05)	(0.03)	(0.05)
Net realized gain	(0.16)	(0.16)	(0.39)	—	—	—	(0.10)

Total dividends and distributions	(0.36)	(0.32)	(0.50)	(0.07)	(0.05)	(0.03)	(0.15)

Net asset value, end of period	$10.63	$10.55	$9.86	$9.50	$9.17	$8.01	$6.92

Total Investment Return[4]
Based on net asset value	10.85%[5]	10.49%[5]	9.56%	4.30%[6]	15.21%[7]	16.38%	(37.16)%

Ratios to Average Net Assets
Total expenses	1.44%[8,9]	1.74%[8,9]	2.05%[8]	2.16%[10]	2.34%[11]	4.41%[12]	9.62%[13]

Total expenses after fees waived and reimbursed	0.22%[8,9]	0.51%[8,9]	0.68%[8]	0.66%[10]	0.66%[11]	0.69%[12]	0.59%[13]

Net investment income	2.52%[8,9]	2.45%[8,9]	1.38%[8]	0.82%[10]	0.84%[11]	0.88%[12]	0.86%[13]

Supplemental Data
Net assets, end of period (000)	$51	$8,321	$6,203	$5,199	$4,621	$2,656	$1,126

Portfolio turnover	62%	62%	68%	99%	114%	29%	80%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.

[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2040 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.96	$9.60	$9.25	$8.07	$6.96	$11.19	$9.83	$9.47	$9.14	$7.99	$6.92	$11.14

Net investment income[2]	0.15	0.18	0.13	0.11	0.10	0.10	0.11	0.10	0.05	0.06	0.04	0.03
Net realized and unrealized gain (loss)	0.89	0.72	0.33	1.15	1.07	(4.17)	0.88	0.73	0.33	1.13	1.06	(4.14)

Net increase (decrease) from investment operations	1.04	0.90	0.46	1.26	1.17	(4.07)	0.99	0.83	0.38	1.19	1.10	(4.11)

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.15)	(0.11)	(0.08)	(0.06)	(0.06)	(0.14)	(0.08)	(0.05)	(0.04)	(0.03)	(0.01)
Net realized gain	(0.16)	(0.39)	—	—	—	(0.10)	(0.16)	(0.39)	—	—	—	(0.10)

Total dividends and distributions	(0.36)	(0.54)	(0.11)	(0.08)	(0.06)	(0.16)	(0.30)	(0.47)	(0.05)	(0.04)	(0.03)	(0.11)

Net asset value, end of period	$10.64	$9.96	$9.60	$9.25	$8.07	$6.96	$10.52	$9.83	$9.47	$9.14	$7.99	$6.92

Total Investment Return[4]
Based on net asset value	10.64%[5]	10.01%	4.95%[6]	15.67%[6]	17.02%	(36.87)%	10.32%[5]	9.20%	4.18%[7]	14.93%[8]	16.08%	(37.24)%

Ratios to Average Net Assets
Total expenses	1.39%[9,10]	1.68%[9]	1.78%[11]	1.89%[12]	3.82%[13]	9.56%[14]	2.02%[9,10]	2.35%[9]	2.51%[11]	2.83%[12]	4.83%[13]	9.66%[14]

Total expenses after fees waived and reimbursed	0.14%[9,10]	0.18%[9]	0.17%[11]	0.17%[12]	0.19%[13]	0.12%[14]	0.75%[9,10]	0.91%[9]	0.91%[11]	0.91%[12]	0.93%[13]	0.92%[14]

Net investment income	3.06%[9,10]	1.81%[9]	1.31%[11]	1.32%[12]	1.35%[13]	1.07%[14]	2.23%[9,10]	1.09%[9]	0.56%[11]	0.65%[12]	0.52%[13]	0.33%[14]

Supplemental Data
Net assets, end of period (000)	$367	$401	$224	$204	$111	$37	$5,343	$5,211	$3,414	$3,496	$2,582	$532

Portfolio turnover	62%	68%	99%	114%	29%	80%	62%	68%	99%	114%	29%	80%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K Shares total return.

[7]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.

[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	57

Financial Highlights	LifePath Active 2045 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$10.38	$10.24	$9.55	$9.21	$8.08	$6.97	$11.30

Net investment income[2]	0.14	0.13	0.13	0.07	0.07	0.08	0.07
Net realized and unrealized gain (loss)	1.00	0.98	0.82	0.35	1.10	1.04	(4.26)

Net increase (decrease) from investment operations	1.14	1.11	0.95	0.42	1.17	1.12	(4.19)

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.18)	(0.10)	(0.08)	(0.04)	(0.01)	(0.05)
Net realized gain	(0.11)	(0.11)	(0.16)	—	—	—	(0.09)

Total dividends and distributions	(0.33)	(0.29)	(0.26)	(0.08)	(0.04)	(0.01)	(0.14)

Net asset value, end of period	$11.19	$11.06	$10.24	$9.55	$9.21	$8.08	$6.97

Total Investment Return[4]
Based on net asset value	11.48%[5]	11.11%[5]	10.29%	4.50%[6]	14.55%[6]	16.13%	(37.48)%

Ratios to Average Net Assets
Total expenses	2.43%[7,8]	2.86%[7,8]	3.50%[9]	4.24%[10]	4.76%[11]	9.55%[10]	23.08%[12]

Total expenses after fees waived and reimbursed	0.22%[7,8]	0.50%[7,8]	0.70%[9]	0.67%[10]	0.67%[11]	0.68%[10]	0.61%[12]

Net investment income	3.05%[7,8]	2.39%[7,8]	1.33%[9]	0.73%[10]	0.83%[11]	1.08%[10]	0.80%[12]

Supplemental Data
Net assets, end of period (000)	$30	$3,369	$2,641	$1,656	$950	$677	$538

Portfolio turnover	54%	54%	103%	82%	123%	49%	103%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2045 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.38	$9.68	$9.32	$8.16	$7.02	$11.33	$10.16	$9.48	$9.15	$8.04	$6.94	$11.28

Net investment income[2]	0.15	0.18	0.12	0.12	0.11	0.09	0.11	0.11	0.05	0.05	0.04	0.07
Net realized and unrealized gain (loss)	0.99	0.82	0.36	1.12	1.06	(4.24)	0.98	0.80	0.34	1.10	1.06	(4.26)

Net increase (decrease) from investment operations	1.14	1.00	0.48	1.24	1.17	(4.15)	1.09	0.91	0.39	1.15	1.10	(4.19)

Dividends and distributions from:[3]
Net investment income	(0.22)	(0.14)	(0.12)	(0.08)	(0.03)	(0.07)	(0.15)	(0.07)	(0.06)	(0.04)	—	(0.06)
Net realized gain	(0.11)	(0.16)	—	—	—	(0.09)	(0.11)	(0.16)	—	—	—	(0.09)

Total dividends and distributions	(0.33)	(0.30)	(0.12)	(0.08)	(0.03)	(0.16)	(0.26)	(0.23)	(0.06)	(0.04)	—	(0.15)

Net asset value, end of period	$11.19	$10.38	$9.68	$9.32	$8.16	$7.02	$10.99	$10.16	$9.48	$9.15	$8.04	$6.94

Total Investment Return[4]
Based on net asset value	11.27%[5]	10.76%	5.10%[6]	15.20%[6]	16.70%	(37.12)%	10.96%[5]	9.92%	4.24%[7]	14.38%[8]	15.85%	(37.62)%

Ratios to Average Net Assets
Total expenses	2.53%[9,10]	3.17%[11]	4.10%[12]	4.80%[13]	9.92%[12]	32.26%[14]	3.11%[9,10]	3.78%[11]	4.41%[12]	5.29%[13]	10.42%[12]	30.15%[14]

Total expenses after fees waived and reimbursed	0.13%[9,10]	0.20%[11]	0.17%[12]	0.17%[13]	0.19%[12]	0.10%[14]	0.74%[9,10]	0.94%[11]	0.91%[12]	0.91%[13]	0.93%[12]	0.86%[14]

Net investment income	2.82%[9,10]	1.82%[11]	1.19%[12]	1.33%[13]	1.54%[12]	0.97%[14]	2.15%[9,10]	1.10%[11]	0.50%[12]	0.55%[13]	0.51%[12]	0.71%[14]

Supplemental Data
Net assets, end of period (000)	$289	$222	$133	$35	$23	$20	$3,233	$2,526	$2,168	$2,094	$890	$189

Portfolio turnover	54%	103%	82%	123%	49%	103%	54%	103%	82%	123%	49%	103%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K Shares total return.

[7]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.

[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	59

Financial Highlights	LifePath Active 2050 Portfolio

	Institutional	Investor A
	Period November 27, 2012[1] to April 30, 2013 (Unaudited)	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
			2012	2011	2010	2009	2008

Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.35	$8.99	$8.71	$7.58	$6.70	$11.21

Net investment income[2]	0.09	0.11	0.12	0.07	0.07	0.06	0.07
Net realized and unrealized gain (loss)	0.99	0.94	0.70	0.31	1.10	0.92	(4.43)

Net increase (decrease) from investment operations	1.08	1.05	0.82	0.38	1.17	0.98	(4.36)

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.16)	(0.10)	(0.07)	(0.04)	(0.03)	(0.06)
Net realized gain	(0.14)	(0.14)	(0.36)	(0.03)	—	(0.07)	(0.09)

Total dividends and distributions	(0.34)	(0.30)	(0.46)	(0.10)	(0.04)	(0.10)	(0.15)

Net asset value, end of period	$10.19	$10.10	$9.35	$8.99	$8.71	$7.58	$6.70

Total Investment Return[4]
Based on net asset value	11.97%[5]	11.53%[5]	9.69%	4.39%[6]	15.42%[6]	14.94%	(39.37)%

Ratios to Average Net Assets
Total expenses	2.88%[7,8]	3.42%[7,8]	4.42%[9]	4.87%[10]	5.60%[11]	11.55%[11]	32.00%[12]

Total expenses after fees waived and reimbursed	0.20%[7,8]	0.49%[7,8]	0.68%[9]	0.67%[10]	0.67%[11]	0.70%[11]	0.67%[12]

Net investment income	2.29%[7,8]	2.34%[7,8]	1.35%[9]	0.73%[10]	0.83%[11]	0.85%[11]	0.77%[12]

Supplemental Data
Net assets, end of period (000)	$64	$2,762	$2,000	$1,374	$1,063	$668	$157

Portfolio turnover	53%	53%	81%	96%	104%	34%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	APRIL 30, 2013

Financial Highlights (concluded)	LifePath Active 2050 Portfolio

	Class K1						Class R
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,					Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31,
		2012	2011	2010	2009	2008		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.45	$9.08	$8.79	$7.64	$6.73	$11.24	$9.31	$8.95	$8.68	$7.56	$6.70	$11.19

Net investment income[2]	0.13	0.17	0.11	0.11	0.10	0.12	0.10	0.10	0.04	0.05	0.04	0.05
Net realized and unrealized gain (loss)	0.95	0.70	0.32	1.10	0.93	(4.46)	0.94	0.69	0.32	1.09	0.92	(4.42)

Net increase (decrease) from investment operations	1.08	0.87	0.43	1.21	1.03	(4.34)	1.04	0.79	0.36	1.14	0.96	(4.37)

Dividends and distributions from:[3]
Net investment income	(0.20)	(0.14)	(0.11)	(0.06)	(0.05)	(0.08)	(0.14)	(0.07)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized gain	(0.14)	(0.36)	(0.03)	—	(0.07)	(0.09)	(0.14)	(0.36)	(0.03)	—	(0.07)	(0.09)

Total dividends and distributions	(0.34)	(0.50)	(0.14)	(0.06)	(0.12)	(0.17)	(0.28)	(0.43)	(0.09)	(0.02)	(0.10)	(0.12)

Net asset value, end of period	$10.19	$9.45	$9.08	$8.79	$7.64	$6.73	$10.07	$9.31	$8.95	$8.68	$7.56	$6.70

Total Investment Return[4]
Based on net asset value	11.74%[5]	10.20%	4.91%[6]	15.86%[6]	15.68%	(39.15)%	11.46%[5]	9.32%	4.17%[6]	15.13%[6]	14.61%	(39.44)%

Ratios to Average Net Assets
Total expenses	2.88%[7,8]	3.86%[9]	4.00%[10]	4.88%[11]	11.13%[11]	35.98%[12]	3.63%[7,8]	4.72%[9]	5.17%[13]	6.20%[11]	12.23%[11]	28.99%[12]

Total expenses after fees waived and reimbursed	0.12%[7,8]	0.18%[9]	0.17%[10]	0.17%[11]	0.20%[11]	0.15%[12]	0.73%[7,8]	0.92%[9]	0.91%[13]	0.91%[11]	0.94%[11]	0.94%[12]

Net investment income	2.58%[7,8]	1.88%[9]	1.21%[10]	1.36%[11]	1.48%[11]	1.26%[12]	2.08%[7,8]	1.12%[9]	0.48%[13]	0.58%[11]	0.56%[11]	0.55%[12]

Supplemental Data
Net assets, end of period (000)	$242	$137	$76	$139	$104	$74	$2,624	$2,165	$1,688	$1,506	$885	$186

Portfolio turnover	53%	81%	96%	104%	34%	102%	53%	81%	96%	104%	34%	102%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes payment received from affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2013	61

Financial Highlights	LifePath Active 2055 Portfolio

	Period February 28, 2013[1] to April 30, 2013 (Unaudited)
	Institutional	Investor A	Class K	Class R

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.02	0.01	0.02	0.01
Net realized and unrealized gain	0.45	0.45	0.45	0.45

Net increase from investment operations	0.47	0.46	0.47	0.46

Net asset value, end of period	$10.47	$10.46	$10.47	$10.46

Total Investment Return[3,4]
Based on net asset value	4.70%	4.60%	4.70%	4.60%

Ratios to Average Net Assets[5,6]
Total expenses[7]	11.75%	12.24%	11.47%	12.26%

Total expenses after fees waived and reimbursed	0.22%	0.47%	0.12%	0.71%

Net investment income	1.08%	0.83%	1.18%	0.58%

Supplemental Data
Net assets, end of period (000)	$26	$26	$2,015	$26

Portfolio turnover	12%	12%	12%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.58%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A, Class K and Class R would have been 25.48%, 25.98%, 25.20%, and 25.99%, respectively.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. LifePath Active 2015 Portfolio, LifePath Active 2020 Portfolio, LifePath Active 2025 Portfolio, LifePath Active 2030 Portfolio, LifePath Active 2035 Portfolio, LifePath Active 2040 Portfolio, LifePath Active 2045 Portfolio, LifePath Active 2050 Portfolio and LifePath Active 2055 Portfolio (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). As of April 30, 2013, LifePath Active 2015 Portfolio’s, LifePath Active 2020 Portfolio’s and LifePath Active 2025 Portfolio’s investment in the Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 47.5%, 37.7% and 31.8% respectively, of each Fund’s net assets. The financial statements of the Master Total Return Portfolio, including the Schedule of Investments, should be read in conjunction with LifePath Active 2015 Portfolio’s, LifePath Active 2020 Portfolio’s and LifePath Active 2025 Portfolio’s financial statements. The Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the SEC’s website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of US and non-US companies, including small and medium-sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives. The Funds’ financial statements are prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is based upon their pro rata ownership in the net assets of the Master Portfolios.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a non-taxable return of capital. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended October 31, 2012, except for LifePath Active 2055. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

BLACKROCK FUNDS II	APRIL 30, 2013	63

Notes to Financial Statements (continued)

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of LifePath Active 2055 Portfolio were expensed by LifePath Active 2055 Portfolio and reimbursed by the Manager. The Manager reimbursed LifePath Active 2055 Portfolio $56,250 which is included in expenses reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2013, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Investor A	Class K	Class R	Total
LifePath Active 2015 Portfolio	$106	$16	$73	$195
LifePath Active 2020 Portfolio	$108	$11	$76	$195
LifePath Active 2025 Portfolio	$109	$16	$75	$200
LifePath Active 2030 Portfolio	$110	$16	$79	$205
LifePath Active 2035 Portfolio	$88	$14	$30	$132
LifePath Active 2040 Portfolio	$126	$16	$60	$202
LifePath Active 2045 Portfolio	$83	$22	$19	$124
LifePath Active 2050 Portfolio	$86	$18	$51	$155

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

64	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (continued)

In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The current expense limitation as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2023 unless approved by the Board, including a majority of the Independent Trustees.

Prior to November 27, 2012, the expense limitations as a percentage of average daily net assets for Investor A and Class R Shares were 1.50% and 1.74%, respectively.

In addition, the Manager has also contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business, in order to limit expenses. The current expense limitation as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

Prior to November 27, 2012, the expense limitations as a percentage of average daily net assets for Investor A and Class R Shares were 0.50% and 0.74%, respectively.

These amounts waived or reimbursed are included in administration fees waived, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by Manager, respectively, in the Statements of Operations. For the six months ended April 30, 2013, the amounts shown as administration fees waived were as follows:

LifePath Active 2015 Portfolio	$6,623
LifePath Active 2020 Portfolio	$8,188
LifePath Active 2025 Portfolio	$6,649
LifePath Active 2030 Portfolio	$7,541
LifePath Active 2035 Portfolio	$3,494
LifePath Active 2040 Portfolio	$4,793
LifePath Active 2045 Portfolio	$2,226
LifePath Active 2050 Portfolio	$1,868
LifePath Active 2055 Portfolio	$256

For the six months ended April 30, 2013, the expenses reimbursed by the Manager, which are included in expenses reimbursed by Manager in the Statements of Operations were as follows:

LifePath Active 2015 Portfolio	$70,510
LifePath Active 2020 Portfolio	$72,719
LifePath Active 2025 Portfolio	$68,686
LifePath Active 2030 Portfolio	$71,385
LifePath Active 2035 Portfolio	$64,618
LifePath Active 2040 Portfolio	$66,914
LifePath Active 2045 Portfolio	$61,619
LifePath Active 2050 Portfolio	$61,257
LifePath Active 2055 Portfolio	$28,938

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

BLACKROCK FUNDS II	APRIL 30, 2013	65

Notes to Financial Statements (continued)

On April 30, 2013, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2013	2014	2015
LifePath Active 2015 Portfolio
Fund Level	$138,483	$139,897	$77,133
Institutional	—	—	$6
Investor A	$573	$22	$2,839
Class K	$265	$302	$198
Class R	$961	—	$2,076
LifePath Active 2020 Portfolio
Fund Level	$142,931	$149,257	$80,907
Institutional	—	—	$6
Investor A	$1,229	—	$3,552
Class K	$516	$656	$301
Class R	$47	—	$2,179
LifePath Active 2025 Portfolio
Fund Level	$133,125	$135,661	$75,335
Institutional	—	—	$7
Investor A	$1,196	$273	$2,668
Class K	$239	$365	$233
Class R	$288	$61	$2,062
LifePath Active 2030 Portfolio
Fund Level	$143,151	$146,188	$78,924
Institutional	—	—	$6
Investor A	$166	—	$2,726
Class K	$423	$542	$290
Class R	$190	—	$3,291
LifePath Active 2035 Portfolio
Fund Level	$128,383	$126,407	$68,111
Institutional	—	—	$6
Investor A	$1,532	$1,336	$3,153
Class K	$308	$450	$221
Class R	$3,720	$3,825	$2,956
LifePath Active 2040 Portfolio
Fund Level	$129,358	$130,005	$71,707
Institutional	—	—	$4
Investor A	$1,456	$2,277	$4,287
Class K	$356	$458	$244
Class R	$6,564	$4,556	$4,035
LifePath Active 2045 Portfolio
Fund Level	$118,660	$120,131	$63,844
Institutional	—	—	$7
Investor A	$2,944	$3,580	$3,287
Class K	$347	$592	$302
Class R	$6,368	$4,703	$3,285
LifePath Active 2050 Portfolio
Fund Level	$118,302	$118,472	$63,126
Institutional	—	—	$4
Investor A	$3,960	$6,780	$4,833
Class K	$267	$347	$200
Class R	$9,427	$8,123	$4,728
LifePath Active 2055 Portfolio
Fund Level	—	—	$29,193
Institutional	—	—	$9
Investor A	—	—	$19
Class K	—	—	$107
Class R	—	—	$9

For the six months ended April 30, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each

Fund’s Investor A Shares as follows:

LifePath Active 2015 Portfolio	$711
LifePath Active 2020 Portfolio	$1,115
LifePath Active 2025 Portfolio	$1,169
LifePath Active 2030 Portfolio	$486
LifePath Active 2035 Portfolio	$730
LifePath Active 2040 Portfolio	$773
LifePath Active 2045 Portfolio	$300
LifePath Active 2050 Portfolio	$281

For the six months ended April 30, 2013, affiliates received CDSCs relating to transactions in LifePath Active 2025 Portfolio’s Investor A Shares of $50.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

3. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended April 30, 2013, were as follows:

	Purchases	Sales
LifePath Active 2015 Portfolio	$9,469,319	$9,179,484
LifePath Active 2020 Portfolio	$11,766,932	$10,479,438
LifePath Active 2025 Portfolio	$11,983,813	$6,556,806
LifePath Active 2030 Portfolio	$11,754,620	$10,890,016
LifePath Active 2035 Portfolio	$7,439,712	$5,747,404
LifePath Active 2040 Portfolio	$8,833,816	$7,776,679
LifePath Active 2045 Portfolio	$4,027,825	$3,161,761
LifePath Active 2050 Portfolio	$3,364,438	$2,560,680
LifePath Active 2055 Portfolio	$2,186,542	$235,263

4. Income Tax Information:

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio
Tax cost	$17,403,015	$21,020,953	$19,658,861	$19,403,263

Gross unrealized appreciation	$2,688,764	$3,666,965	$3,026,099	$3,615,390
Gross unrealized depreciation	(1,118,777)	(1,298,160)	(1,005,618)	(1,028,007)

Net unrealized appreciation	$1,569,987	$2,368,805	$2,020,481	$2,587,383

	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio
Tax cost	$9,617,758	$12,179,820	$5,984,071	$4,891,600

Gross unrealized appreciation	$1,764,977	$2,521,350	$1,198,632	$1,011,405
Gross unrealized depreciation	(440,574)	(633,697)	(287,812)	(218,485)

Net unrealized appreciation	$1,324,403	$1,887,653	$910,820	$792,920

66	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (continued)

LifePath Active 2055 Portfolio
Tax cost	$2,020,981

Gross unrealized appreciation	$93,053
Gross unrealized depreciation	(13,840)

Net unrealized appreciation	$79,213

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended April 30, 2013.

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period November 27, 2012[1] to April 30, 2013		Year Ended October 31, 2012
LifePath Active 2015 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,526	$66,045
Shares issued in reinvestment of dividends and distributions	7	73
Shares redeemed	(184)	(1,961)

Net increase	6,349	$64,157

	Six Months Ended April 30, 2013
	Shares	Amount
Investor A
Shares sold	293,217	$3,143,564	332,415	$3,431,287
Shares issued in reinvestment of dividends and distributions	34,086	354,154	51,210	493,147
Shares redeemed	(82,419)	(874,746)	(354,476)	(3,592,487)

Net increase	244,884	$2,622,972	29,149	$331,947

Class K
Shares sold	33,872	$366,683	3,357	$34,984
Shares issued in reinvestment of dividends and distributions	258	2,692	360	3,486
Shares redeemed	(4,932)	(53,265)	(61)	(629)

Net increase	29,198	$316,110	3,656	$37,841

[1]	Commencement of Operations

BLACKROCK FUNDS II	APRIL 30, 2013	67

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
LifePath Active 2015 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	103,032	$1,096,429	399,013	$4,151,002
Shares issued in reinvestment of dividends and distributions	27,711	288,199	33,689	324,760
Shares redeemed	(322,734)	(3,446,887)	(276,740)	(2,821,541)

Net increase (decrease)	(191,991)	$(2,062,259)	155,962	$1,654,221

Total Net Increase	88,440	$940,980	188,767	$2,024,009

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2020 Portfolio	Shares	Amount
Institutional
Shares sold	3,379	$35,711
Shares issued in reinvestment of dividends and distributions	9	101
Shares redeemed	(805)	(8,415)

Net increase	2,583	$27,397

	Six Months Ended April 30, 2013
	Shares	Amount
Investor A
Shares sold	295,568	$3,129,761	349,400	$3,548,515
Shares issued in reinvestment of dividends and distributions	42,739	438,932	53,486	508,122
Shares redeemed	(165,999)	(1,759,695)	(337,320)	(3,378,170)

Net increase	172,308	$1,808,998	65,566	$678,467

Class K
Shares sold	37,777	$400,949	22,370	$233,264
Shares issued in reinvestment of dividends and distributions	833	8,601	1,832	17,454
Shares redeemed	(16,844)	(177,182)	(114)	(1,118)

Net increase	21,766	$232,368	24,088	$249,600

Class R
Shares sold	171,059	$1,797,867	414,458	$4,136,663
Shares issued in reinvestment of dividends and distributions	31,837	325,057	41,981	396,302
Shares redeemed	(204,140)	(2,140,508)	(373,138)	(3,693,839)

Net increase (decrease)	(1,244)	$(17,584)	83,301	$839,126

Total Net Increase	195,413	$2,051,179	172,955	$1,767,193

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2025 Portfolio	Shares	Amount
Institutional
Shares sold	3,387	$34,369
Shares redeemed	(836)	(8,458)

Net increase	2,551	$25,911

[1]	Commencement of Operations

68	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
LifePath Active 2025 Portfolio (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	532,615	$5,464,953	329,243	$3,240,747
Shares issued in reinvestment of dividends and distributions	30,192	300,420	45,758	417,770
Shares redeemed	(81,167)	(833,346)	(214,147)	(2,096,966)

Net increase	481,640	$4,932,027	160,854	$1,561,551

Class K
Shares sold	13,682	$141,488	9,659	$95,382
Shares issued in reinvestment of dividends and distributions	333	3,323	638	5,844
Shares redeemed	(91)	(931)	(3,828)	(37,358)

Net increase	13,924	$143,880	6,469	$63,868

Class R
Shares sold	159,320	$1,623,939	376,975	$3,663,452
Shares issued in reinvestment of dividends and distributions	20,771	205,633	35,474	322,459
Shares redeemed	(88,792)	(906,843)	(310,205)	(3,001,797)

Net increase	91,299	$922,729	102,244	$984,114

Total Net Increase	589,414	$6,024,547	269,567	$2,609,533

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2030 Portfolio	Shares	Amount
Institutional Class
Shares sold	3,029	$30,193
Shares issued in reinvestment of dividends and distributions	3	31
Shares redeemed	(142)	(1,404)

Net increase	2,890	$28,820

	Six Months Ended April 30, 2013
	Shares	Amount
Investor A
Shares sold	437,515	$4,398,744	432,364	$4,149,324
Shares issued in reinvestment of dividends and distributions	33,652	326,765	58,192	520,232
Shares redeemed	(151,974)	(1,531,600)	(371,105)	(3,538,664)

Net increase	319,193	$3,193,909	119,451	$1,130,892

Class K
Shares sold	41,579	$421,006	5,870	$56,827
Shares issued in reinvestment of dividends and distributions	400	3,907	2,386	21,447
Shares redeemed	(127)	(1,266)	(1,303)	(11,993)

Net increase	41,852	$423,647	6,953	$66,281

[1]	Commencement of Operations

BLACKROCK FUNDS II	APRIL 30, 2013	69

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
LifePath Active Portfolio 2030 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	132,087	$1,314,014	428,480	$4,080,711
Shares issued in reinvestment of dividends and distributions	32,186	310,600	55,899	498,066
Shares redeemed	(357,117)	(3,549,645)	(312,397)	(2,953,979)

Net increase (decrease)	(192,844)	$(1,925,031)	171,982	$1,624,798

Total Net Increase	171,091	$1,721,345	298,386	$2,821,971

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2035 Portfolio	Shares	Amount
Institutional
Shares sold	4,863	$48,864
Shares issued in reinvestment of dividends and distributions	6	60
Shares redeemed	(1,544)	(15,490)

Net increase	3,325	$33,434

	Six Months Ended April 30, 2013
	Shares	Amount
Investor A
Shares sold	157,634	$1,596,128	221,281	$2,135,696
Shares issued in reinvestment of dividends and distributions	21,349	208,157	16,389	148,153
Shares redeemed	(55,829)	(565,549)	(276,653)	(2,671,883)

Net increase (decrease)	123,154	$1,238,736	(38,983)	$(388,034)

Class K
Shares sold	23,374	$238,133	3,637	$35,563
Shares issued in reinvestment of dividends and distributions	412	4,042	563	5,114
Shares redeemed	(1,092)	(11,109)	(2,875)	(27,154)

Net increase	22,694	$231,066	1,325	$13,523

Class R
Shares sold	117,795	$1,191,295	192,060	$1,824,410
Shares issued in reinvestment of dividends and distributions	13,819	134,195	9,167	82,497
Shares redeemed	(68,886)	(692,663)	(225,228)	(2,131,339)

Net increase (decrease)	62,728	$632,827	(24,001)	$(224,432)

Total Net Increase (Decrease)	211,901	$2,136,063	(61,659)	$(598,943)

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2040 Portfolio	Shares	Amount
Institutional
Shares sold	5,112	$50,987
Shares issued in reinvestment of dividends and distributions	41	398
Shares redeemed	(398)	(3,900)

Net increase	4,755	$47,485

[1]	Commencement of Operations

70	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2013		Year Ended October 31, 2012
LifePath Active 2040 Portfolio (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	228,974	$2,311,387	261,567	$2,508,310
Shares issued in reinvestment of dividends and distributions	22,133	215,802	29,819	266,888
Shares redeemed	(91,479)	(926,372)	(209,277)	(1,972,622)

Net increase	159,628	$1,600,817	82,109	$802,576

Class K
Shares sold	9,158	$93,080	18,311	$181,381
Shares issued in reinvestment of dividends and distributions	612	6,008	1,143	10,282
Shares redeemed	(15,562)	(156,593)	(2,523)	(23,962)

Net increase (decrease)	(5,792)	$(57,505)	16,931	$167,701

Class R
Shares sold	128,505	$1,294,213	356,797	$3,421,624
Shares issued in reinvestment of dividends and distributions	15,843	154,160	18,177	162,319
Shares redeemed	(166,688)	(1,676,287)	(205,268)	(1,954,716)

Net increase (decrease)	(22,340)	$(227,914)	169,706	$1,629,227

Total Net Increase	136,251	$1,362,883	268,746	$2,599,504

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2045 Portfolio	Shares	Amount
Institutional
Shares sold	3,020	$31,297
Shares issued in reinvestment of dividends and distributions	3	39
Shares redeemed	(331)	(3,353)

Net increase	2,692	$27,983

	Six Months Ended April 31, 2013
	Shares	Amount
Investor A
Shares sold	89,161	$944,685	139,942	$1,389,579
Shares issued in reinvestment of dividends and distributions	7,593	77,305	4,631	42,748
Shares redeemed	(50,116)	(530,670)	(59,983)	(579,360)

Net increase	46,638	$491,320	84,590	$852,967

Class K
Shares sold	10,235	$109,885	8,209	$82,497
Shares issued in reinvestment of dividends and distributions	187	1,923	401	3,731
Shares redeemed	(5,985)	(63,420)	(1,001)	(10,002)

Net increase	4,437	$48,388	7,609	$76,226

[1]	Commencement of Operations

BLACKROCK FUNDS II	APRIL 30, 2013	71

Notes to Financial Statements (continued)

	Six Months Ended April 31, 2013		Year Ended October 31, 2012
LifePath Active 2045 Portfolio (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	94,057	$986,788	154,335	$1,518,771
Shares issued in reinvestment of dividends and distributions	6,522	66,009	5,858	53,771
Shares redeemed	(55,171)	(577,498)	(140,138)	(1,388,473)

Net increase	45,408	$475,299	20,055	$184,069

Total Net Increase	99,175	$1,042,990	112,254	$1,113,262

	Period November 27, 2012[1] to April 30, 2013
LifePath Active 2050 Portfolio	Shares	Amount
Institutional
Shares sold	6,509	$61,572
Shares issued in reinvestment of dividends and distributions	4	38
Total issued	6,513	61,610
Shares redeemed	(243)	(2,247)

Net increase	6,270	$59,363

	Six Months Ended April 30, 2013
	Shares	Amount
Investor A
Shares sold	87,888	$847,400	106,924	$969,632
Shares issued in reinvestment of dividends and distributions	7,256	67,188	8,515	72,031
Shares redeemed	(35,773)	(345,541)	(54,247)	(487,103)

Net increase	59,371	$569,047	61,192	$554,560

Class K
Shares sold	12,132	$118,892	6,382	$59,861
Shares issued in reinvestment of dividends and distributions	250	2,332	442	3,770
Shares redeemed	(3,205)	(30,113)	(656)	(6,183)

Net increase	9,177	$91,111	6,168	$57,448

Class R
Shares sold	81,545	$772,302	142,557	$1,292,528
Shares issued in reinvestment of dividends and distributions	7,217	66,684	9,418	79,584
Shares redeemed	(60,825)	(585,112)	(108,061)	(970,736)

Net increase	27,937	$253,874	43,914	$401,376

Total Net Increase	102,755	$973,395	111,274	$1,013,384

[1]	Commencement of Operations

72	BLACKROCK FUNDS II	APRIL 30, 2013

Notes to Financial Statements (concluded)

	Period February 28, 2013[1] to April 30, 2013
LifePath Active 2055 Portfolio	Shares	Amount
Institutional
Shares sold	2,500	$25,002

Net increase	2,500	$25,002

Investor A
Shares sold	2,500	$25,002

Net increase	2,500	$25,002

Class K
Shares sold	192,500	$1,925,000

Net increase	192,500	$1,925,000

Class R
Shares sold	2,500	$25,002

Net increase	2,500	$25,002

Total Net Increase	200,000	$2,000,006

[1]	Commencement of Operations

At April 30, 2013, shares owned by affiliates were as follows:

Shares	LifePath Active 2015 Portfolio	LifePath Active 2020 Portfolio	LifePath Active 2025 Portfolio	LifePath Active 2030 Portfolio	LifePath Active 2035 Portfolio	LifePath Active 2040 Portfolio	LifePath Active 2045 Portfolio	LifePath Active 2050 Portfolio	LifePath Active 2055 Portfolio
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	2,000	2,500
Class K	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	192,500
Class R	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,000	2,500

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	APRIL 30, 2013	73

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of LifePath® Active 2055 Portfolio (the “Fund”), a series of BlackRock Funds II (the “Trust”), met in person on November 13, 2012 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Agreement”), on behalf of the Fund, with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Fund commenced operations in February 2013.

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) potential fall-out benefits to BlackRock as a result of its relationship with the Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the approval process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also

74	BLACKROCK FUNDS II	APRIL 30, 2013

Disclosure of Investment Advisory Agreement (continued)

noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, the Board noted that BlackRock and its affiliates will provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the Meeting.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, considered the fees and expense ratios of each class of shares of the

Fund. It compared the fees and expense ratios of the Fund against the fees and expense ratios of a peer group. The funds within the peer group were selected by Lipper, Inc., which is not affiliated with BlackRock. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that BlackRock will not receive any advisory fees from the Fund for its investment advisory service. The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Fund’s total net expenses on a class-by-class basis, as applicable.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory

BLACKROCK FUNDS II	APRIL 30, 2013	75

Disclosure of Investment Advisory Agreement (concluded)

community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders would be able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

76	BLACKROCK FUNDS II	APRIL 30, 2013

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK FUNDS II	APRIL 30, 2013	77

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

78	BLACKROCK FUNDS II	APRIL 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	APRIL 30, 2013	79

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Income Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Local Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock Intermediate Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Index Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

80	BLACKROCK FUNDS II	APRIL 30, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-4/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 2, 2013

3